UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.8%
	Shares	Value

CONSUMER DISCRETIONARY — 6.1%
Comcast, Cl A	93,400	$3,778,030
Home Depot	23,800	3,560,480
VF	60,650	3,771,824

		11,110,334

CONSUMER STAPLES — 12.6%
Colgate-Palmolive	50,400	3,638,880
CVS Health	60,100	4,803,793
Dr. Pepper Snapple Group	39,200	3,573,472
General Mills	67,650	3,765,399
Hormel Foods	106,525	3,639,959
PepsiCo	31,400	3,661,554

		23,083,057

ENERGY — 7.4%
Chevron	32,400	3,537,756
EOG Resources	40,100	3,815,114
Halliburton	65,965	2,799,555
RSP Permian *	100,575	3,455,757

		13,608,182

FINANCIAL SERVICES — 21.4%
Alliance Data Systems	14,090	3,401,749
American International Group	56,800	3,717,560
Bank of America	258,865	6,243,824
BB&T	79,285	3,751,766
Chubb	25,550	3,742,053
Intercontinental Exchange	56,300	3,755,773
JPMorgan Chase	69,065	6,340,167
Wells Fargo	113,415	6,117,605
Western Alliance Bancorp *	40,000	2,015,200

		39,085,697

HEALTH CARE — 12.8%
Abbott Laboratories	80,300	3,949,154
Aetna	24,525	3,784,453
Becton Dickinson	28,590	5,758,026
Cigna	20,825	3,614,387
Johnson & Johnson	48,150	6,390,468

		23,496,488

MATERIALS & PROCESSING — 1.9%

Sherwin-Williams	10,300	3,473,881

PRODUCER DURABLES — 14.1%
Accenture, Cl A	30,125	3,880,702
Boeing	16,045	3,890,271
Booz Allen Hamilton Holding, Cl A	111,900	3,838,170

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES (continued)
FedEx	17,150	$3,567,715
General Dynamics	18,600	3,651,738
Honeywell International	26,500	3,607,180
Union Pacific	33,500	3,449,160

		25,884,936

REAL ESTATE INVESTMENT TRUST — 3.8%
Public Storage	17,100	3,515,247
Simon Property Group	21,700	3,439,450

		6,954,697

TECHNOLOGY — 11.4%
Alphabet, Cl A *	3,924	3,710,142
Amdocs	57,700	3,875,709
Lam Research	12,540	1,999,629
Microsoft	28,435	2,067,224
Motorola Solutions	41,550	3,767,754
Oracle	71,600	3,574,988
Texas Instruments	23,511	1,913,325

		20,908,771

UTILITIES — 7.3%
AT&T	147,350	5,746,650
Nextera Energy	26,300	3,842,167
WEC Energy Group	59,450	3,743,566

		13,332,383

Total Common Stock (Cost $129,991,891)		180,938,426

SHORT-TERM INVESTMENT — 1.2%

SEI Daily Income Trust, Government Fund, Cl F, 0.790% (A) (Cost $2,205,194)	2,205,194	2,205,194

Total Investments — 100.0% (Cost $132,197,085) †		$183,143,620

Percentages are based upon Net Assets of $183,151,449.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $132,197,085, and the unrealized appreciation and depreciation were $54,681,680 and $(3,735,145), respectively.

Cl – Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2017 (Unaudited)

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-2200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 70.7%
	Shares	Value

CONSUMER DISCRETIONARY — 5.9%
Comcast, Cl A	20,190	$816,685
Home Depot	6,376	953,850
McDonald’s	5,178	803,315
Walt Disney	4,528	497,763

		3,071,613

CONSUMER STAPLES — 12.9%
Altria Group	10,313	670,036
Colgate-Palmolive	13,924	1,005,313
CVS Health	12,695	1,014,711
Dr. Pepper Snapple Group	5,287	481,963
General Mills	13,838	770,223
Hershey	4,767	502,013
Hormel Foods	21,145	722,524
McCormick	5,307	505,757
PepsiCo	8,982	1,047,391

		6,719,931

ENERGY — 1.8%
Chevron	8,420	919,380

FINANCIAL SERVICES — 7.8%
American International Group	8,313	544,086
Bank of America	38,669	932,696
Chubb	3,678	538,680
US Bancorp	19,210	1,013,904
Wells Fargo	19,443	1,048,755

		4,078,121

HEALTH CARE — 7.2%
Abbott Laboratories	21,612	1,062,878
Dentsply Sirona	8,200	508,646
Johnson & Johnson	4,440	589,277
Merck	12,424	793,645
Novartis ADR	9,200	783,840

		3,738,286

MATERIALS & PROCESSING — 1.4%
Sherwin-Williams	2,258	761,556

PRODUCER DURABLES — 8.4%
FedEx	2,589	538,590
General Dynamics	4,223	829,102
Honeywell International	6,376	867,901
Illinois Tool Works	3,896	548,206
Raytheon	3,460	594,324
Union Pacific	9,509	979,047

		4,357,170

COMMON STOCK — continued
	Shares/ Face Amount	Value

REAL ESTATE INVESTMENT TRUST — 4.6%
Alexandria Real Estate Equities	6,593	$799,401
Boston Properties	4,100	495,731
Public Storage	3,243	666,664
Simon Property Group	2,698	427,633

		2,389,429

TECHNOLOGY — 14.0%
Alphabet, Cl A *	588	555,954
Amdocs	12,642	849,163
Amphenol, Cl A	7,247	555,265
Apple	7,221	1,073,980
Automatic Data Processing	7,667	911,683
Microsoft	18,628	1,354,255
Motorola Solutions	5,925	537,279
Oracle	12,533	625,773
Texas Instruments	10,053	818,113

		7,281,465

UTILITIES — 6.7%
AT&T	27,598	1,076,322
CMS Energy	16,721	773,179
Nextera Energy	5,537	808,900
WEC Energy Group	12,835	808,220

		3,466,621

Total Common Stock (Cost $30,576,909)		36,783,572

CONVERTIBLE BONDS — 23.7%
CONSUMER DISCRETIONARY — 2.2%
DISH Network 2.375%, 03/15/24 (A)	$1,050,000	1,120,875

CONSUMER STAPLES — 4.5%
Bunge 4.875%, 12/31/49 *	10,950	1,201,325
Vector Group 1.750%, 04/15/20 (B)	1,020,000	1,136,025

		2,337,350

FINANCIAL SERVICES — 3.5%
Cowen 3.000%, 03/15/19	770,000	785,881
Starwood Property Trust 4.550%, 03/01/18	955,000	1,021,850

		1,807,731

HEALTH CARE — 7.5%
Hologic 0.000%, 12/15/43 (C)	955,000	1,193,153

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
JULY 31, 2017 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount/ Shares	Value

HEALTH CARE — continued
Medicines 2.750%, 07/15/23	$870,000	$926,006
NuVasive 2.250%, 03/15/21	630,000	786,712
Wright Medical Group 2.250%, 11/15/21	740,000	1,007,788

		3,913,659

PRODUCER DURABLES — 1.6%
Greenbrier 2.875%, 02/01/24 (A)	795,000	859,097

TECHNOLOGY — 4.4%
Electronics For Imaging 0.750%, 09/01/19	950,000	1,024,812
Nice Systems 1.250%, 01/15/24 (A)	760,000	816,525
SunPower 4.000%, 01/15/23	515,000	462,213

		2,303,550

Total Convertible Bonds (Cost $12,187,456)		12,342,262

CONVERTIBLE PREFERRED STOCK — 4.8%
HEALTH CARE — 2.8%
Allergan, 5.500%*	925	826,959
Becton Dickinson, 6.125%*	11,700	653,562

		1,480,521

UTILITIES — 2.0%
DTE Energy, 6.500%*	18,700	1,020,272

Total Convertible Preferred Stock (Cost $2,338,995)		2,500,793

SHORT-TERM INVESTMENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F, 0.790% (D) (Cost $285,501)	285,501	285,501

Total Investments — 99.8% (Cost $45,388,861) †		$51,912,128

Percentages are based upon Net Assets of $52,014,833.

*     Non-income producing security.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2017 was $2,796,497 and represents 5.38% of Net Assets.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
(C)	Zero coupon security.
(D)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $45,388,861, and the unrealized appreciation and depreciation were $7,142,133 and $(618,866), respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,783,572	$—	$—	$36,783,572
Convertible Bonds	—	12,342,262	—	12,342,262
Convertible Preferred Stock	2,500,793	—	—	2,500,793
Short-Term Investment	285,501	—	—	285,501

Total Investments in Securities	$39,569,866	$12,342,262	$—	$51,912,128

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%
	Shares	Value

CONSUMER DISCRETIONARY — 11.6%
Cable One	4,650	$3,533,535
Cedar Fair LP (A)	22,000	1,527,680
Columbia Sportswear	24,780	1,501,173
Hanesbrands	70,200	1,608,984
Helen of Troy *	22,200	2,236,650
Mohawk Industries *	12,200	3,037,678
Newell Brands	43,214	2,278,242
Pentair	29,730	1,875,071

		17,599,013

CONSUMER STAPLES — 5.8%
Dr. Pepper Snapple Group	14,700	1,340,052
Energizer Holdings	42,500	1,957,975
J&J Snack Foods	11,050	1,451,970
JM Smucker	21,400	2,608,660
McCormick	14,800	1,410,440

		8,769,097

ENERGY — 7.1%
Centennial Resource Development, Cl A *	94,150	1,579,837
Diamondback Energy *	33,400	3,202,392
Parsley Energy, Cl A *	94,400	2,764,032
RSP Permian *	92,500	3,178,300

		10,724,561

FINANCIAL SERVICES — 20.7%
Broadridge Financial Solutions	30,935	2,346,729
Chemical Financial	71,613	3,451,030
Equifax	15,600	2,268,864
First Republic Bank	35,095	3,521,081
Hartford Financial Services Group	44,815	2,464,825
Home BancShares	80,300	1,991,440
Markel *	2,235	2,394,825
Western Alliance Bancorp *	74,300	3,743,234
Wintrust Financial	41,970	3,160,761
XL Group	54,825	2,434,230
Zions Bancorporation	78,305	3,548,783

		31,325,802

HEALTH CARE — 10.6%
Cooper	7,525	1,835,122
CR Bard	4,850	1,554,910
Dentsply Sirona	23,600	1,463,908
Patterson	32,200	1,343,384
PerkinElmer	36,500	2,402,795
Premier, Cl A *	47,550	1,659,495
STERIS	28,900	2,365,465
Teleflex	16,100	3,336,242

		15,961,321

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING — 7.5%
Albemarle	30,072	$3,482,337
Eagle Materials	32,575	3,065,308
PolyOne	41,800	1,529,044
Sensient Technologies	21,174	1,574,499
WestRock	30,477	1,749,989

		11,401,177

PRODUCER DURABLES — 13.3%
Booz Allen Hamilton Holding, Cl A	78,280	2,685,004
Curtiss-Wright	30,830	2,972,629
FLIR Systems	78,764	2,939,472
Hubbell, Cl B	21,020	2,496,966
Huntington Ingalls Industries	14,000	2,885,540
Ingersoll-Rand	26,550	2,333,214
Middleby *	17,549	2,293,303
Woodward	22,658	1,584,701

		20,190,829

REAL ESTATE INVESTMENT TRUST — 7.4%
Alexandria Real Estate Equities	31,723	3,846,414
Brandywine Realty Trust	131,300	2,207,153
Highwoods Properties	37,359	1,924,735
Hudson Pacific Properties	51,700	1,691,624
Physicians Realty Trust	80,150	1,492,393

		11,162,319

TECHNOLOGY — 6.8%
Amdocs	45,500	3,056,235
Avnet	64,400	2,471,672
Electronics For Imaging *	29,900	1,452,542
KLA-Tencor	18,900	1,750,707
MKS Instruments	18,250	1,526,612

		10,257,768

UTILITIES — 8.6%
Alliant Energy	46,900	1,900,857
DTE Energy	31,975	3,423,243
j2 Global	25,625	2,168,644
WEC Energy Group	54,665	3,442,255
Zayo Group Holdings *	61,600	2,019,864

		12,954,863

Total Common Stock (Cost $118,616,306)		150,346,750

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2017 (Unaudited)

SHORT-TERM INVESTMENT — 1.2%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 0.790% (B) (Cost $1,747,628)	1,747,628	$1,747,628

Total Investments — 100.6% (Cost $120,363,934) †		$152,094,378

Percentages are based upon Net Assets of $151,257,878.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnerships. At July 31, 2017, these securities amounted $1,527,680 or 1.0% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $120,363,934, and the unrealized appreciation and depreciation were $33,112,637 and $(1,382,193), respectively.

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-1300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%
	Shares	Value

CONSUMER DISCRETIONARY — 8.8%
Cable One	10,680	$8,115,732
Cedar Fair LP (A)	113,608	7,888,940
Columbia Sportswear	68,669	4,159,968
Hanesbrands	158,900	3,641,988
Helen of Troy *	59,800	6,024,850
Pentair	74,345	4,688,939

		34,520,417

CONSUMER STAPLES — 5.0%
Edgewell Personal Care *	52,086	3,760,609
Energizer Holdings	138,186	6,366,229
Flowers Foods	205,100	3,607,709
J&J Snack Foods	45,350	5,958,990

		19,693,537

ENERGY — 7.4%
Centennial Resource Development, Cl A *	245,300	4,116,134
Diamondback Energy *	88,942	8,527,759
Parsley Energy, Cl A *	264,100	7,732,848
RSP Permian *	244,972	8,417,238

		28,793,979

FINANCIAL SERVICES — 21.2%
Broadridge Financial Solutions	81,100	6,152,246
Chemical Financial	200,785	9,675,829
Equifax	41,510	6,037,214
Great Western Bancorp	220,135	8,587,467
Home BancShares	160,300	3,975,440
Kemper	103,500	4,062,375
Renasant	97,577	4,136,289
South State	46,700	3,911,125
Western Alliance Bancorp *	192,200	9,683,036
Wintrust Financial	127,858	9,628,986
XL Group	170,590	7,574,196
Zions Bancorporation	206,063	9,338,775

		82,762,978

HEALTH CARE — 8.8%
Cooper	17,060	4,160,422
Patterson	95,300	3,975,916
PerkinElmer	86,298	5,680,997
Premier, Cl A *	162,706	5,678,440
STERIS	71,500	5,852,275
Teleflex	42,987	8,907,766

		34,255,816

MATERIALS & PROCESSING — 8.6%
Albemarle	66,570	7,708,806
Eagle Materials	78,700	7,405,670
Interface, Cl A	294,867	5,587,729
KapStone Paper and Packaging	195,052	4,458,889

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING (continued)
PolyOne	114,625	$4,192,983
Sensient Technologies	55,979	4,162,598

		33,516,675

PRODUCER DURABLES — 15.4%
Albany International, Cl A	42,500	2,273,750
Booz Allen Hamilton Holding, Cl A	204,557	7,016,305
Curtiss-Wright	81,665	7,874,139
FLIR Systems	209,800	7,829,736
Gibraltar Industries *	132,400	3,952,140
Hubbell, Cl B	57,530	6,833,989
Huntington Ingalls Industries	38,024	7,837,127
Middleby *	45,700	5,972,076
OSI Systems *	80,600	6,445,582
Woodward	60,183	4,209,199

		60,244,043

REAL ESTATE INVESTMENT TRUST — 9.0%
Alexandria Real Estate Equities	64,750	7,850,937
Brandywine Realty Trust	345,490	5,807,687
Highwoods Properties	98,200	5,059,264
Hudson Pacific Properties	148,300	4,852,376
Physicians Realty Trust	210,800	3,925,096
STAG Industrial	282,900	7,720,341

		35,215,701

TECHNOLOGY — 6.6%
Amdocs	154,928	10,406,514
Avnet	188,100	7,219,278
Electronics For Imaging *	89,190	4,332,850
MKS Instruments	47,575	3,979,649

		25,938,291

UTILITIES — 8.8%
Alliant Energy	205,200	8,316,756
IDACORP	90,500	7,815,580
j2 Global	93,696	7,929,492
NorthWestern	86,400	4,993,056
Zayo Group Holdings *	162,050	5,313,620

		34,368,504

Total Common Stock (Cost $308,491,254)		389,309,941

SHORT-TERM INVESTMENT — 0.6%

SEI Daily Income Trust, Government Fund, Cl F, 0.790% (B) (Cost $2,473,431)	2,473,431	2,473,431

Total Investments — 100.2% (Cost $310,964,685) †		$391,783,372

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2017 (Unaudited)

Percentages are based upon Net Assets of $391,104,167.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnerships. At July 31, 2017, these securities amounted $7,888,940 or 2.0% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $310,964,685, and the unrealized appreciation and depreciation were $85,177,195 and $(4,358,508), respectively.

Cl — Class

LP — Limited Partnership

As of July 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%‡
	Shares	Value

CONSUMER DISCRETIONARY — 13.1%
Carriage Services, Cl A	100,685	$2,455,707
Douglas Dynamics	134,658	4,282,124
International Speedway, Cl A	61,180	2,190,244
Lithia Motors, Cl A	41,295	4,263,709
Lydall *	42,323	2,094,989
Marcus	157,627	4,287,454
Oxford Industries	67,215	4,243,283
Sonic	171,700	4,062,422

		27,879,932

CONSUMER STAPLES — 4.0%
Hostess Brands, Cl A *	275,700	4,212,696
J&J Snack Foods	33,617	4,417,274

		8,629,970

ENERGY — 4.0%
Callon Petroleum *	375,745	4,253,433
SRC Energy *	515,354	4,385,663

		8,639,096

FINANCIAL SERVICES — 26.0%
Berkshire Hills Bancorp	54,005	2,006,286
Chemical Financial	86,275	4,157,592
Columbia Banking System	113,940	4,539,370
Employers Holdings	92,088	3,992,015
Glacier Bancorp	121,100	4,228,812
Great Western Bancorp	104,945	4,093,904
Hanmi Financial	154,200	4,417,830
Heritage Commerce	237,751	3,302,361
Kemper	62,680	2,460,190
LegacyTexas Financial Group	111,185	4,305,083
Renasant	105,800	4,484,862
Resolute Energy *	125,900	4,275,564
Rosehill Resources *	66,557	513,820
Safety Insurance Group	24,904	1,766,939
ServisFirst Bancshares	70,900	2,576,506
South State	51,129	4,282,054

		55,403,188

HEALTH CARE — 3.7%
CONMED	64,500	3,310,140
Omnicell *	91,715	4,549,064

		7,859,204

MATERIALS & PROCESSING — 15.6%
Apogee Enterprises	83,378	4,343,160
Comfort Systems USA	124,601	4,149,213
Continental Building Products *	202,538	4,455,836
Innospec	33,700	2,102,880
Interface, Cl A	225,300	4,269,435

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING (continued)
KapStone Paper and Packaging	141,800	$3,241,548
Summit Materials, Cl A *	147,610	4,198,029
Trex *	58,000	4,362,180
Universal Forest Products	25,300	2,121,405

		33,243,686

PRODUCER DURABLES — 11.9%
Alamo Group	22,552	2,097,562
Albany International, Cl A	80,812	4,323,442
Esterline Technologies *	41,887	4,042,095
Gibraltar Industries *	72,285	2,157,707
Herman Miller	61,025	2,055,017
Kaman	84,884	4,339,270
Littelfuse	21,813	3,930,266
OSI Systems *	29,242	2,338,483

		25,283,842

REAL ESTATE INVESTMENT TRUST — 11.0%
Easterly Government Properties	167,531	3,348,945
Potlatch	69,054	3,304,234
Ramco-Gershenson Properties Trust	259,725	3,659,525
STAG Industrial	159,778	4,360,341
Summit Hotel Properties	248,076	4,448,003
Terreno Realty	122,926	4,255,698

		23,376,746

TECHNOLOGY — 5.0%
Brooks Automation	83,550	2,051,988
Electronics For Imaging *	84,450	4,102,581
Novanta *	117,411	4,332,466

		10,487,035

UTILITIES — 4.7%
ALLETE	57,720	4,229,144
Connecticut Water Service	37,574	2,140,967
NorthWestern	61,468	3,552,236

		9,922,347

Total Common Stock (Cost $171,089,482)		210,725,046

SHORT-TERM INVESTMENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F, 0.790% (A) (Cost $2,370,491)	2,370,491	$2,370,491

Total Investments — 100.1% (Cost $173,459,973) †		$213,095,537

Percentages are based upon Net Assets of $212,858,074.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP FUND
JULY 31, 2017 (Unaudited)

*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $173,459,973, and the unrealized appreciation and depreciation were $43,132,344 and $(3,496,780), respectively.

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-2200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MLP AND STRATEGIC ENERGY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.3%
	Shares	Value

ENERGY — 80.2%
CONSOL Energy *	20,170	$338,049
Dominion Midstream Partners LP (A)	8,880	248,640
Enable Midstream Partners (A)	28,700	413,567
Enbridge	18,674	774,224
Enbridge Energy Management LLC *	18,059	274,136
Energy Transfer Partners LP (A)	36,310	751,254
EnLink Midstream LLC	15,445	271,060
Enterprise Products Partners LP (A)	10,175	276,760
EOG Resources	5,025	478,078
EQT	7,945	506,097
EQT Midstream Partners LP (A)	5,820	452,389
GasLog Partners LP (A)	12,860	318,285
Halliburton	9,860	418,458
Kinder Morgan	35,230	719,749
Macquarie Infrastructure Co Trust	5,960	451,827
Marathon Petroleum	5,330	298,427
MPLX LP (A)	8,201	298,106
Noble Energy	12,970	374,963
Noble Midstream Partners LP (A)	6,194	281,208
Occidental Petroleum	4,850	300,360
ONEOK	5,495	310,852
Pembina Pipeline	9,462	322,654
Pioneer Natural Resources	2,260	368,606
Plains GP Holdings LP, Cl A	14,206	388,392
Range Resources	6,500	137,215
Royal Dutch Shell ADR, Cl B	2,815	162,876
Summit Midstream Partners LP (A)	12,997	296,332
Targa Resources	9,675	449,017
Tesoro	1,505	149,793
TransCanada	13,215	675,551
Western Gas Partners LP (A)	4,910	254,976
Williams	10,640	338,139
Williams Partners (A)	6,785	281,102

		12,381,142

UTILITIES — 9.1%
Dominion Energy	6,095	470,412
NextEra Energy Partners LP (A)	11,185	461,046
Sempra Energy	4,190	473,512

		1,404,970

Total Common Stock (Cost $11,995,913)		13,786,112

PREFERRED STOCK — 2.8%
	Shares	Value

ENERGY — 2.8%
Anadarko Petroleum, 7.500%* (Cost $360,167)	10,700	$426,716

SHORT-TERM INVESTMENT — 2.9%

SEI Daily Income Trust, Government Fund, Cl F, 0.790% (B) (Cost $444,335)	444,335	444,335

Total Investments — 95.0% (Cost $12,800,415) †		$14,657,163

Percentages are based upon Net Assets of $15,432,858.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnerships. At July 31, 2017, these securities amounted $4,333,665 or 28.1% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $12,800,415, and the unrealized appreciation and depreciation were $2,443,494 and $(586,746), respectively.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-016-0600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.3%
	Shares	Value

CONSUMER DISCRETIONARY — 4.7%
Comcast, Cl A	1,607,170	$65,010,026
Home Depot	418,025	62,536,540

		127,546,566

CONSUMER STAPLES — 4.5%
General Mills	990,748	55,145,034
PepsiCo	569,100	66,362,751

		121,507,785

ENERGY — 9.4%
Enterprise Products Partners LP (A)	2,226,732	60,567,110
EQT Midstream Partners LP (A)	557,586	43,341,160
Magellan Midstream Partners LP (A)	477,544	33,313,470
Phillips 66 Partners LP (A)	617,645	31,042,838
Shell Midstream Partners LP (A)	989,561	28,281,653
Tesoro Logistics LP (A)	496,125	25,862,996
Western Gas Partners LP (A)	633,403	32,892,618

		255,301,845

FINANCIAL SERVICES — 8.6%
Bank of America	2,827,942	68,209,961
Chubb	226,048	33,106,990
Hartford Financial Services Group	626,367	34,450,185
US Bancorp	1,271,920	67,131,938
Wells Fargo	548,700	29,596,878

		232,495,952

HEALTH CARE — 3.9%
Abbott Laboratories	798,250	39,257,935
Becton Dickinson	164,110	33,051,754
Johnson & Johnson	250,550	33,252,996

		105,562,685

PRODUCER DURABLES — 8.0%
Boeing	137,685	33,383,105
Booz Allen Hamilton Holding, Cl A	538,808	18,481,114
General Dynamics	164,276	32,252,307
Honeywell International	477,714	65,026,430
Raytheon	198,793	34,146,674
Union Pacific	321,575	33,109,362

		216,398,992

REAL ESTATE INVESTMENT TRUST — 4.0%
Alexandria Real Estate Equities	453,374	54,971,597
Boston Properties	436,868	52,821,710

		107,793,307

TECHNOLOGY — 4.9%
Microsoft	458,125	33,305,688
Oracle	1,316,500	65,732,845

COMMON STOCK — continued
	Shares/ Face Amount	Value

TECHNOLOGY (continued)
TE Connectivity	412,760	$33,181,776

		132,220,309

UTILITIES — 1.3%
Nextera Energy	234,760	34,296,088

Total Common Stock (Cost $1,020,168,630)		1,333,123,529

CORPORATE OBLIGATIONS — 14.9%

ENERGY — 1.3%
Chevron 1.344%, 11/09/17	$20,000,000	20,002,320
Total Capital International 2.700%, 01/25/23	13,750,000	13,943,834

		33,946,154

FINANCIAL SERVICES — 6.3%
Bank of New York Mellon 4.950%, 06/20/20 (B)	18,000,000	18,671,220
Citigroup 5.900%, 12/29/49 (B)	25,000,000	27,065,750
1.750%, 05/01/18	25,000,000	24,997,875
JPMorgan Chase 1.625%, 05/15/18	29,000,000	29,013,543
MetLife 5.250%, 12/29/49 (B)	18,000,000	18,817,920
1.903%, 12/15/17	25,000,000	25,032,575
PNC Bank MTN 1.600%, 06/01/18	27,000,000	27,023,220

		170,622,103

HEALTH CARE — 1.8%
Aetna 1.700%, 06/07/18	23,000,000	23,021,666
Pfizer 2.100%, 05/15/19	25,000,000	25,258,150

		48,279,816

PRODUCER DURABLES — 0.8%
General Electric 5.000%, 12/29/49 (B)	21,603,000	22,775,827

TECHNOLOGY — 3.0%
Apple 1.422%, 05/03/18 (B)	24,000,000	24,053,448
Intel 3.300%, 10/01/21	14,000,000	14,693,154
1.350%, 12/15/17	25,000,000	25,001,750
Oracle 3.625%, 07/15/23	15,000,000	16,014,570

		79,762,922

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

UTILITIES — 1.7%
AT&T 2.375%, 11/27/18	$27,000,000	$27,212,274
1.400%, 12/01/17	20,000,000	19,993,100

		47,205,374

Total Corporate Obligations (Cost $395,057,448)		402,592,196

PREFERRED STOCK — 10.9%
ENERGY — 0.7%
Kinder Morgan, 9.750%*	431,000	19,080,370

FINANCIAL SERVICES — 8.6%
Bank of America, Ser D, 6.204%	1,040,612	26,931,038
Bank of America, Ser 5, 4.000% (B)	1,100,506	26,709,281
BB&T, Ser D, 5.850%	1,089,173	27,763,020
JPMorgan Chase, Ser O, 5.500%	2,287,720	57,513,281
PNC Financial Services Group, Ser Q, 5.375%	793,996	20,445,397
US Bancorp, Ser B, 3.500% (B)	1,574,298	38,019,296
Wells Fargo, 5.850% (B)	1,331,420	36,667,307

		234,048,620

HEALTH CARE — 0.7%
Becton Dickinson, 6.125%*	355,100	19,835,886

UTILITIES — 0.9%
DTE Energy, 6.500%*	423,800	23,122,528

Total Preferred Stock (Cost $275,307,278)		296,087,404

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
FHLMC 2.375%, 01/13/22	29,000,000	29,653,109
1.750%, 05/30/19	31,500,000	31,718,988
1.000%, 12/15/17	25,000,000	24,987,025
0.875%, 03/07/18	36,000,000	35,932,284

		122,291,406

FNMA 0.875%, 05/21/18	25,000,000	24,922,200

		24,922,200

Total U.S. Government Agency Obligations (Cost $146,691,057)		147,213,606

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bond 3.375%, 11/15/19
(Cost $12,558,993)	12,250,000	12,795,505

SHORT-TERM INVESTMENT — 18.4%

	Shares	Value

SEI Daily Income Trust, Government Fund, Cl F, 0.790% (C) (Cost $498,585,621)	498,585,635	$498,585,621

Total Investments — 99.4% (Cost $2,348,369,027) †		$2,690,397,861

Percentages are based upon Net Assets of $2,706,482,737.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnerships. At July 31, 2017, these securities amounted $255,301,845 or 9.4% of Net Assets.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
(C)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $2,348,369,027, and the unrealized appreciation and depreciation were $367,777,741 and $(25,748,907), respectively.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

The following is a summary of the inputs used as of July 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,333,123,529	$—	$—	$1,333,123,529
Corporate Obligations	—	402,592,196	—	402,592,196
Preferred Stock	296,087,404	—	—	296,087,404
U.S. Government Agency Obligations	—	147,213,606	—	147,213,606
U.S. Treasury Obligation	—	12,795,505	—	12,795,505
Short-Term Investment	498,585,621	—	—	498,585,621

Total Investments in Securities	$2,127,796,554	$562,601,307	$—	$2,690,397,861

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME
OPPORTUNITY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 53.0%
	Shares	Value
BELGIUM — 2.8%
Anheuser-Busch InBev ADR	1,160	$139,966

CANADA — 1.1%
Enbridge	1,310	54,313

GERMANY — 0.1%
SAP ADR	55	5,822

HONG KONG — 0.6%
AIA Group	4,050	31,914

JAPAN — 5.5%
Keyence	296	136,985
Nippon Telegraph & Telephone ADR	2,905	142,055

		279,040

NETHERLANDS — 0.9%
Royal Dutch Shell ADR, Cl A	810	45,789

SWITZERLAND — 2.6%
Novartis ADR	1,515	129,078

UNITED KINGDOM — 2.6%
GlaxoSmithKline ADR	650	26,338
Lloyds TSB Group PLC ADR	1,785	6,283
Vodafone Group ADR	3,375	100,170

		132,791

UNITED STATES — 36.8%
Abbott Laboratories	1,885	92,704
Alexandria Real Estate Equities	965	117,006
Becton Dickinson	490	98,686
Boeing	490	118,805
Boston Properties	1,015	122,724
Comcast, Cl A	3,280	132,676
Enterprise Products Partners LP (A)	3,775	102,680
General Dynamics	635	124,670
Hartford Financial Services
Group	1,255	69,025
Honeywell International	813	110,666
Johnson & Johnson	575	76,314
Microsoft	815	59,251
Occidental Petroleum	645	39,945
Phillips 66 Partners LP (A)	890	44,731
Raytheon	785	134,839
Shell Midstream Partners LP (A)	1,330	38,011
Tesoro Logistics LP (A)	520	27,108

COMMON STOCK — continued
	Shares/ Face Amount	Value

UNITED STATES (continued)
Union Pacific	688	$70,836
US Bancorp	2,550	134,589
Wells Fargo	2,205	118,938
Western Gas Partners LP (A)	547	28,406

		1,862,610

Total Common Stock (Cost $2,288,079)		2,681,323

CORPORATE OBLIGATIONS — 23.7%
AUSTRIA — 2.9%
Oesterreichische Kontrollbank 1.125%, 05/29/18	$148,000	147,682

BRAZIL — 1.5%
Vale Overseas 5.625%, 09/15/19	70,000	74,445

CANADA — 0.7%
Canadian National Railway 5.850%, 11/15/17	38,000	38,478

FRANCE — 2.1%
Sanofi 1.250%, 04/10/18	105,000	104,882

GERMANY — 2.9%
Kreditanstalt fuer Wiederaufbau 0.875%, 04/19/18	148,000	147,539

SWITZERLAND — 2.5%
Novartis Securities Investment 5.125%, 02/10/19	76,000	80,036
Tyco Electronics Group 6.550%, 10/01/17	47,000	47,387

		127,423

UNITED KINGDOM — 4.1%
AstraZeneca 1.750%, 11/16/18	142,000	142,175
Lloyds Bank 1.750%, 05/14/18	65,000	65,060

		207,235

UNITED STATES — 7.0%
Bank of New York Mellon 4.950%, 06/20/20 (B)	70,000	72,611
General Electric 5.000%, 12/29/49 (B)	70,000	73,800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

Goldman Sachs Group MTN 2.800%, 11/29/23 (B)	$62,000	$63,953
JPMorgan Chase 5.300%, 12/29/49 (B)	68,000	71,230
Wells Fargo 7.980%, 03/15/18 (B)	69,000	71,502

		353,096

Total Corporate Obligations (Cost $1,197,368)		1,200,780

PREFERRED STOCK — 6.8%
NETHERLANDS — 1.5%
Aegon, 6.375%	1,000	26,140
ING Groep, 6.375%	1,958	50,771

		76,911

UNITED KINGDOM — 0.4%
Barclays Bank, Ser 5, 8.125%	375	10,114
HSBC Holdings, Ser 2, 8.000%	380	10,347

		20,461

UNITED STATES — 4.9%
BB&T, Ser E, 5.625%	1,035	26,237
Becton Dickinson, 6.125%*	900	50,274
DTE Energy, 6.500%*	900	49,104
Kinder Morgan, Ser A, 9.750%*	975	43,163
US Bancorp, Ser B, 3.500% (B)	1,609	38,858
Wells Fargo, 5.850% (B)	1,385	38,143

		245,779

Total Preferred Stock (Cost $332,993)		343,151

EXCHANGE TRADED FUNDS — 4.8%
CANADA — 0.6%
iShares S&P/TSX Capped REIT Index ETF	2,310	29,386

JAPAN — 1.0%
Next Funds REIT Index ETF	2,975	49,167

NETHERLANDS — 1.0%
iShares European Property Yield UCITS ETF	1,115	51,550

UNITED STATES — 2.2%
iShares International Developed ETF	3,875	113,537

Total Exchange Traded Funds (Cost $247,637)		243,640

SOVEREIGN DEBT — 2.9%
	Face Amount/ Shares	Value

CANADA — 1.4%
Canada Government International Bond 1.125%, 03/19/18	$70,000	$69,932

POLAND — 1.5%
Republic of Poland Government International Bond 5.125%, 04/21/21	72,000	79,128

Total Sovereign Debt (Cost $148,239)		149,060

U.S. GOVERNMENT AGENCY OBLIGATION — 1.2%
FHLMC 2.375%, 01/13/22 (Cost $59,013)	58,000	59,306

SHORT-TERM INVESTMENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F, 0.790% (C) (Cost $68,203)	68,203	68,203

Total Investments — 93.7% (Cost $4,341,532) †		$4,745,463

Percentages are based upon Net Assets of $5,063,521.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnerships. At July 31, 2017, these securities amounted $240,936 or 4.8% of Net Assets.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
(C)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $4,341,532, and the unrealized appreciation and depreciation were $460,115 and $(56,184), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

S&P — Standard and Poor’s

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JULY 31, 2017 (Unaudited)

TSX — Toronto Stock Exchange

UCITS — Undertakings for the Collective Investment of Transferable Securities

The following is a summary of the inputs used as of July 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,681,323	$—	$—	$2,681,323
Corporate Obligations	—	1,200,780	—	1,200,780
Preferred Stock	343,151	—	—	343,151
Exchange Traded Funds	243,640	—	—	243,640
Sovereign Debt	—	149,060	—	149,060
U.S. Government Agency Obligation	—	59,306	—	59,306
Short-Term Investment	68,203	—	—	68,203

Total Investments in Securities	$3,336,317	$1,409,146	$—	$4,745,463

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-018-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%

	Shares	Value

ARGENTINA — 1.3%
Tenaris	16,125	$255,598

AUSTRIA — 1.1%
Voestalpine	4,232	214,721

BELGIUM — 1.6%
Anheuser-Busch InBev	2,475	298,263

CHINA — 4.4%
China Resources Gas Group	60,864	230,652
CNOOC	166,582	186,399
CT Environmental Group	939,636	168,420
Lenovo Group	389,246	241,198

		826,669

EGYPT — 1.5%
Commercial International Bank
Egypt	60,169	281,785

FRANCE — 6.6%
BNP Paribas	4,336	336,567
Capital Gemini	3,431	373,668
Schneider Electric *	3,822	300,198
Total	4,717	239,887

		1,250,320

GERMANY — 3.6%
Henkel & KGaA	2,222	279,874
SAP	3,723	395,244

		675,118

HONG KONG — 3.3%
AIA Group	46,226	364,266
Samsonite International	61,094	256,162

		620,428

JAPAN — 6.2%
Astellas Pharma	16,658	212,748
Japan Tobacco	7,738	269,105
Keyence	811	375,321
Nippon Telegraph & Telephone	6,524	318,966

		1,176,140

JERSEY — 1.1%
Randgold Resources ADR	2,242	208,371

MEXICO — 1.8%
Genomma Lab Internacional, Cl B *	270,227	346,844

NETHERLANDS — 2.4%
ING Groep	13,344	249,823

COMMON STOCK — continued

	Shares	Value

NETHERLANDS (continued)
Unilever	3,342	$195,043

		444,866

PHILIPPINES — 1.5%
Ayala Land	347,691	289,398

SOUTH KOREA — 3.3%
Hanon Systems	34,989	320,484
Samsung Electronics	142	305,813

		626,297

SWITZERLAND — 3.0%
Roche Holding	1,144	289,742
UBS Group	15,572	270,873

		560,615

TAIWAN — 2.7%
Largan Precision	1,038	189,412
Taiwan Semiconductor Manufacturing	45,758	325,051

		514,463

THAILAND — 1.5%
Thai Union Group PLC NVDR	453,220	276,482

UNITED KINGDOM — 5.4%
Amec Foster Wheeler PLC	45,274	265,102
BGEO Group PLC	7,118	323,725
Informa	18,133	166,396
St. James’s Place PLC	16,315	261,972

		1,017,195

UNITED STATES — 45.6%
AGCO	2,917	210,432
AT&T	5,752	224,328
Bristol-Myers Squibb	4,985	283,646
Capital One Financial	3,618	311,799
Caterpillar	1,209	137,766
Chubb	2,878	421,512
Dun & Bradstreet	3,752	415,572
ExxonMobil	1,759	140,790
Generac Holdings *	5,753	206,935
Honeywell International	4,596	625,608
Jones Lang LaSalle	2,160	274,795
JPMorgan Chase	6,766	621,119
Kraft Heinz	4,034	352,814
MetLife	6,385	351,175
Microsoft	5,675	412,572
Mondelez International, Cl A	4,772	210,063
Moody’s	5,547	730,152
Newell Brands	4,572	241,036
Omnicom Group	5,068	399,054
Raytheon	2,848	489,201
Sabre	12,013	265,848

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Schlumberger	4,118	$282,495
Stanley Black & Decker	3,002	422,351
T. Rowe Price Group	2,778	229,796
Texas Instruments	4,499	366,129

		8,626,988

Total Common Stock (Cost $13,866,793)		18,510,561

SHORT-TERM INVESTMENT — 2.1%

SEI Daily Income Trust,
Government Fund, Cl F, 0.790% (A) (Cost $385,307)	385,307	385,307

Total Investments — 100.0% (Cost $14,252,100) †		$18,895,868

Percentages are based upon Net Assets $18,904,312.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $14,252,100, and the unrealized appreciation and depreciation were $5,067,901 and $(424,133), respectively.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2017, there were transfers from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-015-1000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.2%

	Shares	Value

ARGENTINA — 1.3%
Tenaris ADR	127,082	$4,008,166

BRAZIL — 4.9%
Ambev	800,378	4,904,909
BB Seguridade Participacoes	367,444	3,229,798
Cielo	560,752	4,723,958
Grendene	335,778	2,833,011

		15,691,676

CHILE — 3.0%
Enel Americas	23,915,925	4,829,633
Enel Chile	42,505,334	4,634,579

		9,464,212

CHINA — 4.2%
CNOOC	4,203,289	4,703,327
Lenovo Group	5,674,488	3,516,224
NetEase ADR	16,044	4,994,176

		13,213,727

EGYPT — 1.5%
Commercial International Bank Egypt	1,020,579	4,779,602

HONG KONG — 12.6%
AIA Group	713,492	5,622,399
Anhui Conch Cement	1,531,949	5,668,219
ASM Pacific Technology	300,445	3,892,692
BOC Hong Kong Holdings	1,098,277	5,406,457
China Overseas Land & Investment	1,119,897	3,799,517
China Resources Gas Group	1,270,929	4,816,344
China Resources Land	535,844	1,721,934
CT Environmental Group	23,864,093	4,277,376
Samsonite International	1,145,942	4,804,834

		40,009,772

INDIA — 0.2%
Reliance Industries GDR (A)	13,665	677,784

INDONESIA — 5.3%
Bank Mandiri Persero	5,250,554	5,379,020
Media Nusantara Citra	26,268,482	3,548,729
Perusahaan Gas Negara Persero	19,359,032	3,269,125
Telekomunikasi Indonesia Persero	13,407,191	4,719,283

		16,916,157

MALAYSIA — 1.4%
British American Tobacco Malaysia	435,508	4,475,617

COMMON STOCK — continued

	Shares	Value

MEXICO — 9.0%
Alsea	1,166,311	$4,538,802
Fomento Economico Mexicano ADR	51,409	5,186,140
Genomma Lab Internacional, Cl B *	3,506,891	4,501,191
Grupo Aeroportuario del Centro Norte, Cl B	887,122	5,603,532
Kimberly-Clark de Mexico, Cl A	2,368,543	4,763,030
Wal-Mart de Mexico	1,646,982	3,811,580

		28,404,275

PERU — 1.6%
Credicorp	27,325	5,058,951

PHILIPPINES — 1.3%
Ayala Land	4,789,646	3,986,626

SOUTH AFRICA — 5.0%
AVI	605,188	4,500,307
Bidvest Group	241,975	3,078,956
MTN Group	417,923	3,757,541
Sanlam	904,530	4,553,965

		15,890,769

SOUTH KOREA — 8.0%
BNK Financial Group	172,718	1,744,081
Coway	52,934	4,687,690
Hankook Tire	92,097	5,143,704
Hanon Systems	573,733	5,255,139
Korea Kolmar	61,278	3,887,885
Samsung Electronics	2,081	4,481,668

		25,200,167

TAIWAN — 8.1%
Catcher Technology	542,099	6,229,682
Giant Manufacturing	488,310	2,409,571
Largan Precision	31,299	5,711,364
Taiwan Semiconductor Manufacturing	778,354	5,529,199
Tripod Technology	1,821,194	5,946,903

		25,826,719

THAILAND — 5.6%
Central Pattana	1,816,558	3,793,992
Central Pattana NVDR	679,758	1,419,716
Kasikornbank NVDR	652,083	3,772,211
Siam Cement	126,201	1,919,003
Siam Cement NVDR	144,664	2,199,750
Thai Union Group NVDR	7,463,759	4,553,193

		17,657,865

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TURKEY — 4.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT *	3,365,356	$3,040,855
Enka Insaat ve Sanayi	3,155,481	4,949,281
TAV Havalimanlari Holding	840,362	5,090,860
Tupras Turkiye Petrol Rafinerileri	82,578	2,543,496

		15,624,492

UNITED KINGDOM — 3.3%
BGEO Group	124,256	5,651,130
Randgold Resources	50,863	4,737,872

		10,389,002

Total Common Stock (Cost $216,164,884)		257,275,579

EQUITY LINKED NOTES — 6.5%
INDIA — 6.5%
JPMorgan (convertible to Bharat Forge) 04/22/2019	240,021	4,291,575
JPMorgan (convertible to HCL Technologies) 09/14/2021*	270,315	3,762,785
JPMorgan (convertible to Reliance Industries) 05/22/2019	199,125	5,012,972
JPMorgan (convertible to Tata Consultancy Services) 12/28/2020	105,906	4,113,389
JPMorgan (convertible to Titan) 05/20/2019*	404,060	3,428,449

Total Equity Linked Notes (Cost $15,811,167)		20,609,170

PREFERRED STOCK — 6.1%
BRAZIL — 6.1%
Banco Bradesco*	500,790	4,833,896
Lojas Americanas	924,595	4,631,351
Petroleo Brasileiro*	1,209,113	5,156,959
Vale*	505,922	4,756,885

Total Preferred Stock (Cost $12,951,848)		19,379,091

EXCHANGE TRADED FUNDS — 3.0%
UNITED STATES — 3.0%
iShares MSCI India ETF	75,851	2,606,240
PowerShares India Portfolio	276,705	6,840,148

Total Exchange Traded Funds (Cost $8,975,157)		9,446,388

SHORT-TERM INVESTMENT — 6.1%

	Shares	Value

SEI Daily Income Trust, Government Fund, Cl F, 0.790% (B) (Cost $19,382,210)	19,382,210	$19,382,210

Total Investments — 102.9% (Cost $273,285,266) †		$326,092,438

Percentages are based upon Net Assets of $316,934,197.

*	Non-income producing security.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2017 was $677,784 and represents 0.21% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $273,285,266, and the unrealized appreciation and depreciation were $59,153,485 and $(6,346,313), respectively.

ADR — American Depository Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depository Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$4,008,166	$—	$—	$4,008,166
Brazil	15,691,676	—	—	15,691,676
Chile	9,464,212	—	—	9,464,212
China	13,213,727	—	—	13,213,727
Egypt	4,779,602	—	—	4,779,602
Hong Kong	40,009,772	—	—	40,009,772
India	677,784	—	—	677,784
Indonesia	16,916,157	—	—	16,916,157
Malaysia	4,475,617	—	—	4,475,617
Mexico	28,404,275	—	—	28,404,275
Peru	5,058,951	—	—	5,058,951
Philippines	3,986,626	—	—	3,986,626
South Africa	15,890,769	—	—	15,890,769
South Korea	25,200,167	—	—	25,200,167
Taiwan	25,826,719	—	—	25,826,719
Thailand	17,657,865	—	—	17,657,865
Turkey	15,624,492	—	—	15,624,492
United Kingdom	10,389,002	—	—	10,389,002

Total Common Stock	257,275,579	—	—	257,275,579

Equity Linked Notes	—	20,609,170	—	20,609,170
Preferred Stock	19,379,091	—	—	19,379,091
Exchange Traded Funds	9,446,388	—	—	9,446,388
Short-Term Investment	19,382,210	—	—	19,382,210

Total Investments in Securities	$305,483,268	$20,609,170	$—	$326,092,438

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2017 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2017, there were transfers from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-013-1000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 96.0%
	Face Amount	Value

CONSUMER DISCRETIONARY — 16.8%
1011778 BC ULC 6.000%, 04/01/22 (A)	$290,000	$299,425
4.625%, 01/15/22 (A)	305,000	311,863
ADT 6.250%, 10/15/21	75,000	81,938
5.250%, 03/15/20	185,000	195,406
Ahern Rentals 7.375%, 05/15/23 (A)	150,000	132,750
Altice Financing 6.500%, 01/15/22 (A)	200,000	208,440
Altice Luxembourg 7.750%, 05/15/22 (A)	325,000	345,312
AMC Entertainment Holdings 5.875%, 02/15/22	110,000	114,537
APX Group 7.875%, 12/01/22	175,000	190,312
6.375%, 12/01/19	164,000	168,100
Ashtead Capital 6.500%, 07/15/22 (A)	250,000	259,375
Ashton Woods USA 6.875%, 02/15/21 (A)	160,000	164,800
Beazer Homes USA 8.750%, 03/15/22	175,000	195,312
5.750%, 06/15/19	195,000	203,287
Brunswick 4.625%, 05/15/21 (A)	135,000	137,870
Cable One 5.750%, 06/15/22 (A)	185,000	194,250
Cablevision Systems 8.000%, 04/15/20	305,000	341,905
CalAtlantic Group 8.375%, 05/15/18	145,000	151,706
6.625%, 05/01/20	210,000	232,050
Cequel Communications Holdings I
6.375%, 09/15/20 (A)	126,000	128,205
Clear Channel International BV 8.750%, 12/15/20 (A)	300,000	319,500
Clear Channel Worldwide Holdings 7.625%, 03/15/20	250,000	251,875
CSC Holdings 10.125%, 01/15/23 (A)	275,000	320,031
8.625%, 02/15/19	155,000	169,725
Dana 5.375%, 09/15/21	30,000	30,938
DISH DBS 7.875%, 09/01/19	85,000	93,797
6.750%, 06/01/21	170,000	187,850
5.125%, 05/01/20	590,000	619,382
4.250%, 04/01/18	200,000	202,250
Eldorado Resorts 7.000%, 08/01/23	225,000	243,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
FTI Consulting 6.000%, 11/15/22	$145,000	$150,437
Herc Rentals 7.500%, 06/01/22 (A)	167,000	180,778
International Game Technology 6.250%, 02/15/22 (A)	300,000	328,500
5.625%, 02/15/20 (A)	200,000	211,840
KB Home 8.000%, 03/15/20	235,000	263,494
4.750%, 05/15/19	144,000	148,500
Lennar 4.750%, 12/15/17	145,000	145,131
Live Nation Entertainment 5.375%, 06/15/22 (A)	100,000	104,250
M/I Homes 6.750%, 01/15/21	150,000	157,125
Mediacom Broadband 5.500%, 04/15/21	121,000	124,025
Meritage Homes 7.150%, 04/15/20	145,000	160,225
MGM Resorts International 6.750%, 10/01/20	145,000	160,950
5.250%, 03/31/20	250,000	265,250
Michaels Stores 5.875%, 12/15/20 (A)	300,000	307,875
Midas Intermediate Holdco II 7.875%, 10/01/22 (A)	175,000	182,219
Nature’s Bounty 7.625%, 05/15/21 (A)	70,000	75,425
NCL 4.750%, 12/15/21 (A)	225,000	232,875
4.625%, 11/15/20 (A)	200,000	205,250
Nexstar Broadcasting 6.125%, 02/15/22 (A)	120,000	125,400
Nielsen Finance 5.000%, 04/15/22 (A)	235,000	242,344
Nielsen Luxembourg SARL 5.500%, 10/01/21 (A)	250,000	258,125
Outfront Media Capital 5.250%, 02/15/22	230,000	238,050
Party City Holdings 6.125%, 08/15/23 (A)	70,000	73,500
Prime Security Services Borrower 9.250%, 05/15/23 (A)	325,000	362,375
Regal Entertainment Group 5.750%, 03/15/22	170,000	177,208
RR Donnelley & Sons 7.875%, 03/15/21	270,000	292,275
Scientific Games International 10.000%, 12/01/22	155,000	172,825
7.000%, 01/01/22 (A)	385,000	410,025
Service International 4.500%, 11/15/20	250,000	253,750
SFR Group 6.000%, 05/15/22 (A)	200,000	209,246

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Sinclair Television Group 6.125%, 10/01/22	$125,000	$129,375
Sirius XM Radio 5.750%, 08/01/21 (A)	225,000	231,458
3.875%, 08/01/22 (A)	150,000	153,000
Station Casinos 7.500%, 03/01/21	130,000	135,525
TMS International 7.625%, 10/15/21 (A)	120,000	125,700
Toll Brothers Finance 6.750%, 11/01/19	150,000	163,500
Townsquare Media 6.500%, 04/01/23 (A)	170,000	171,275
TRI Pointe Group 4.375%, 06/15/19	100,000	102,500
United Rentals North America 7.625%, 04/15/22	40,000	41,800
6.125%, 06/15/23	200,000	209,250
Viking Cruises 8.500%, 10/15/22 (A)	195,000	204,750
Virgin Media Finance 6.375%, 04/15/23 (A)	200,000	210,000
William Lyon Homes 7.000%, 08/15/22	175,000	181,125
WMG Acquisition 6.750%, 04/15/22 (A)	210,000	220,500

		14,994,221

CONSUMER STAPLES — 2.2%
Avon International Operations 7.875%, 08/15/22 (A)	165,000	173,250
B&G Foods 4.625%, 06/01/21	90,000	92,137
Carrols Restaurant Group 8.000%, 05/01/22	175,000	187,075
DS Services of America 10.000%, 09/01/21 (A)	154,000	162,855
Hearthside Group Holdings 6.500%, 05/01/22 (A)	165,000	169,125
HRG Group 7.875%, 07/15/19	330,000	336,600
JBS USA 8.250%, 02/01/20 (A)	210,000	212,625
Pinnacle Foods Finance 4.875%, 05/01/21	45,000	46,013
Rite Aid 6.750%, 06/15/21	165,000	171,418
Simmons Foods 7.875%, 10/01/21 (A)	275,000	293,219
Spectrum Brands 6.625%, 11/15/22	112,000	117,180

		1,961,497

ENERGY — 11.3%
American Midstream Partners 8.500%, 12/15/21 (A)	60,000	60,450

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Andeavor Logistics 6.125%, 10/15/21	$240,000	$248,700
5.500%, 10/15/19	100,000	105,125
Antero Resources 5.375%, 11/01/21	270,000	277,341
Archrock Partners 6.000%, 04/01/21	230,000	227,700
Blue Racer Midstream 6.125%, 11/15/22 (A)	290,000	296,525
Calumet Specialty Products Partners 11.500%, 01/15/21 (A)	240,000	279,600
Carrizo Oil & Gas 7.500%, 09/15/20	375,000	380,391
Chesapeake Energy 6.875%, 11/15/20	165,000	166,237
4.554%, 04/15/19 (B)	335,000	330,812
CONSOL Energy 5.875%, 04/15/22	225,000	225,984
Crestwood Midstream Partners 6.250%, 04/01/23	210,000	213,937
CrownRock 7.125%, 04/15/21 (A)	225,000	231,750
DCP Midstream Operating 5.350%, 03/15/20 (A)	155,000	162,750
4.750%, 09/30/21 (A)	175,000	179,812
2.700%, 04/01/19	200,000	198,750
Endeavor Energy Resources 8.125%, 09/15/23 (A)	90,000	96,300
7.000%, 08/15/21 (A)	105,000	108,413
Energy Transfer Equity 7.500%, 10/15/20	285,000	322,050
EP Energy 9.375%, 05/01/20	190,000	161,738
Extraction Oil & Gas 7.875%, 07/15/21 (A)	175,000	182,656
Forum Energy Technologies 6.250%, 10/01/21	160,000	157,600
Genesis Energy 6.750%, 08/01/22	125,000	126,875
Laredo Petroleum 7.375%, 05/01/22	145,000	150,256
Nabors Industries 5.000%, 09/15/20	110,000	110,000
4.625%, 09/15/21	165,000	157,988
NGL Energy Partners 6.875%, 10/15/21	70,000	69,300
5.125%, 07/15/19	200,000	198,250
Noble Holding International 4.900%, 08/01/20	150,000	138,000
Noble Holding US 7.500%, 03/15/19	100,000	101,500
NuStar Logistics 4.800%, 09/01/20	130,000	135,200
Oasis Petroleum 6.500%, 11/01/21	335,000	330,813

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
PDC Energy 7.750%, 10/15/22	$190,000	$198,550
Precision Drilling 6.625%, 11/15/20	83,707	82,870
6.500%, 12/15/21	110,000	108,075
Pride International 6.875%, 08/15/20	195,000	198,900
QEP Resources 6.875%, 03/01/21	80,000	83,800
6.800%, 03/01/20	100,000	104,500
Range Resources 5.750%, 06/01/21 (A)	210,000	215,513
Rice Energy 6.250%, 05/01/22	250,000	261,250
Rowan 7.875%, 08/01/19	115,000	122,619
Sabine Oil & Gas 9.750%, 02/15/17 (C)	190,000	19
Sanchez Energy 7.750%, 06/15/21	150,000	135,750
SESI 7.125%, 12/15/21	145,000	145,906
6.375%, 05/01/19	250,000	249,375
SM Energy 6.125%, 11/15/22	185,000	181,300
Southwestern Energy 5.800%, 01/23/20	310,000	320,075
Summit Midstream Holdings 5.500%, 08/15/22	185,000	185,925
Targa Resources Partners 4.125%, 11/15/19	350,000	354,813
Transocean 9.000%, 07/15/23 (A)	170,000	177,650
Weatherford International 9.625%, 03/01/19	160,000	172,800
Whiting Petroleum 5.750%, 03/15/21	135,000	128,081
5.000%, 03/15/19	170,000	167,238
Williams 7.875%, 09/01/21	150,000	175,500
WPX Energy 7.500%, 08/01/20	115,000	123,050
6.000%, 01/15/22	50,000	51,375

		10,077,737

FINANCIAL SERVICES — 8.9%
AerCap Ireland Capital 4.625%, 10/30/20	310,000	330,644
Aircastle 7.625%, 04/15/20	210,000	236,512
4.625%, 12/15/18	260,000	267,800
Ally Financial 8.000%, 03/15/20	470,000	521,112
4.750%, 09/10/18	250,000	256,950
3.750%, 11/18/19	175,000	178,937
3.500%, 01/27/19	150,000	152,250

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIAL SERVICES — continued
CIT Group 5.500%, 02/15/19 (A)	$92,000	$96,536
5.375%, 05/15/20	175,000	189,000
FBM Finance 8.250%, 08/15/21 (A)	230,000	246,675
Fiat Chrysler Automobiles 4.500%, 04/15/20	260,000	269,750
Fly Leasing 6.750%, 12/15/20	250,000	261,563
Hub Holdings 8.125%, cash/8.875% PIK, 07/15/19 (A)	120,000	120,000
HUB International 7.875%, 10/01/21 (A)	300,000	313,500
Icahn Enterprises 6.000%, 08/01/20	315,000	323,663
5.875%, 02/01/22	215,000	221,009
4.875%, 03/15/19	515,000	521,798
International Lease Finance 6.250%, 05/15/19	200,000	214,456
Nationstar Mortgage 9.625%, 05/01/19	320,000	330,000
6.500%, 07/01/21	310,000	314,862
Navient MTN 8.450%, 06/15/18	135,000	141,777
8.000%, 03/25/20	304,000	336,224
5.500%, 01/15/19	80,000	83,100
4.625%, 09/25/17	205,000	205,513
NewStar Financial 7.250%, 05/01/20	280,000	287,000
OneMain Financial Holdings 6.750%, 12/15/19 (A)	315,000	329,805
Solera 10.500%, 03/01/24 (A)	180,000	207,000
Springleaf Finance 7.750%, 10/01/21	150,000	168,188
6.900%, 12/15/17	165,000	167,681
6.000%, 06/01/20	200,000	211,000
5.250%, 12/15/19	405,000	421,706

		7,926,011

HEALTH CARE — 8.7%
Acadia Healthcare 6.125%, 03/15/21	200,000	206,000
Alere 7.250%, 07/01/18	220,000	221,100
6.500%, 06/15/20	125,000	127,031
Centene 4.750%, 05/15/22	290,000	305,225
CHS 8.000%, 11/15/19	170,000	170,212
7.125%, 07/15/20	370,000	356,587
5.125%, 08/01/21	295,000	296,844
DJO Finco 8.125%, 06/15/21 (A)	165,000	155,512
Endo Finance 7.750%, 01/15/22 (A)	180,000	177,300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE — continued
Fresenius Medical Care US Finance II 5.625%, 07/31/19 (A)	$235,000	$249,687
HCA 7.500%, 02/15/22	140,000	161,700
6.500%, 02/15/20	430,000	469,775
HCA Healthcare 6.250%, 02/15/21	460,000	499,675
Jaguar Holding II 6.375%, 08/01/23 (A)	245,000	260,312
Kindred Healthcare 8.000%, 01/15/20	295,000	296,475
Kinetic Concepts 12.500%, 11/01/21 (A)	120,000	134,700
7.875%, 02/15/21 (A)	225,000	237,938
Mallinckrodt International Finance 4.875%, 04/15/20 (A)	170,000	169,575
Patheon Holdings I BV 7.500%, 02/01/22 (A)	300,000	318,000
Select Medical 6.375%, 06/01/21	280,000	288,400
Tenet Healthcare 8.000%, 08/01/20	225,000	228,656
7.500%, 01/01/22 (A)	275,000	297,000
6.000%, 10/01/20	250,000	267,813
5.500%, 03/01/19	240,000	247,200
4.750%, 06/01/20	155,000	160,619
Universal Health Services 4.750%, 08/01/22 (A)	160,000	164,400
Universal Hospital Services 7.625%, 08/15/20	330,000	335,775
Valeant Pharmaceuticals International
7.000%, 10/01/20 (A)	265,000	261,688
6.750%, 08/15/18 (A)	95,000	95,119
6.500%, 03/15/22 (A)	205,000	216,275
6.375%, 10/15/20 (A)	165,000	160,463
Vizient 10.375%, 03/01/24 (A)	210,000	242,813

		7,779,869

MATERIALS & PROCESSING — 14.4%
AK Steel 7.625%, 10/01/21	340,000	354,875
Aleris International 9.500%, 04/01/21 (A)	385,000	406,175
Allegheny Technologies 9.375%, 06/01/19	315,000	340,200
5.950%, 01/15/21	250,000	253,750
Anglo American Capital 9.375%, 04/08/19 (A)	175,000	195,508
ArcelorMittal 6.500%, 03/01/21	145,000	158,775
6.250%, 08/05/20	270,000	291,600

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — continued
ARD Finance 7.125%, cash/7.875% PIK, 09/15/23	$200,000	$214,832
Ardagh Packaging Finance 4.250%, 09/15/22 (A)	200,000	205,500
Aruba Investments 8.750%, 02/15/23 (A)	170,000	174,250
Ball 4.375%, 12/15/20	185,000	193,788
Barminco Finance 6.625%, 05/15/22 (A)	115,000	112,700
Berry Plastics 5.125%, 07/15/23	160,000	166,800
Blue Cube Spinco 9.750%, 10/15/23	170,000	207,400
BlueScope Steel Finance 6.500%, 05/15/21 (A)	225,000	237,375
CF Industries 7.125%, 05/01/20	120,000	132,000
Chemours 6.625%, 05/15/23	235,000	252,357
Cliffs Natural Resources 8.250%, 03/31/20 (A)	187,000	210,188
Eco Services Operations 8.500%, 11/01/22 (A)	90,000	94,275
First Quantum Minerals 7.000%, 02/15/21 (A)	210,000	217,875
Freeport-McMoRan 6.625%, 05/01/21	320,000	327,600
6.500%, 11/15/20	175,000	180,031
3.100%, 03/15/20	200,000	198,750
2.300%, 11/14/17	110,000	110,000
GCP Applied Technologies 9.500%, 02/01/23 (A)	235,000	267,606
Graphic Packaging International 4.750%, 04/15/21	195,000	205,603
Greif 7.750%, 08/01/19	250,000	274,375
Hecla Mining 6.875%, 05/01/21	265,000	273,613
Hexion 6.625%, 04/15/20	130,000	122,038
Hudbay Minerals 7.250%, 01/15/23 (A)	280,000	303,450
Huntsman International 4.875%, 11/15/20	165,000	173,250
Joseph T Ryerson & Son 11.000%, 05/15/22 (A)	160,000	182,800
Kraton Polymers 10.500%, 04/15/23 (A)	185,000	215,062
Lundin Mining 7.875%, 11/01/22 (A)	250,000	272,500
7.500%, 11/01/20 (A)	250,000	262,250
Mercer International 7.750%, 12/01/22	240,000	256,800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — continued
Multi-Color 6.125%, 12/01/22 (A)	$240,000	$251,400
New Gold 6.250%, 11/15/22 (A)	200,000	207,000
Nufarm Australia 6.375%, 10/15/19 (A)	200,000	205,000
Perstorp Holding 8.500%, 06/30/21 (A)	200,000	214,000
Plastipak Holdings 6.500%, 10/01/21 (A)	175,000	181,125
Platform Specialty Products 10.375%, 05/01/21 (A)	245,000	270,113
PQ 6.750%, 11/15/22 (A)	200,000	216,604
Prince Mineral Holding 11.500%, 12/15/19 (A)	215,000	222,224
Rain CII Carbon 8.250%, 01/15/21 (A)	245,000	255,412
Reynolds Group Issuer 5.750%, 10/15/20	430,000	439,675
5.125%, 07/15/23 (A)	155,000	163,137
4.804%, 07/15/21 (A) (B)	270,000	275,738
Sealed Air 6.500%, 12/01/20 (A)	150,000	167,250
Steel Dynamics 6.375%, 08/15/22	75,000	77,812
5.125%, 10/01/21	175,000	180,250
Summit Materials 8.500%, 04/15/22	215,000	241,875
Teck Resources 4.750%, 01/15/22	200,000	210,422
Tembec Industries 9.000%, 12/15/19 (A)	160,000	165,520
Trinseo Materials Operating SCA 6.750%, 05/01/22 (A)	300,000	318,000
Tronox Finance 6.375%, 08/15/20	300,000	301,500
United States Steel 8.375%, 07/01/21 (A)	260,000	287,625

		12,897,633

PRODUCER DURABLES — 13.0%
AECOM 5.750%, 10/15/22	230,000	240,925
Air Canada 7.750%, 04/15/21 (A)	305,000	349,606
American Airlines Group 6.125%, 06/01/18	325,000	334,477
5.500%, 10/01/19 (A)	250,000	262,650
4.625%, 03/01/20 (A)	235,000	242,489
American Axle & Manufacturing 6.625%, 10/15/22	200,000	207,500
5.125%, 02/15/19	325,000	327,438
Ardagh Packaging Finance 6.000%, 06/30/21 (A)	200,000	206,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

PRODUCER DURABLES — continued
ATS Automation Tooling Systems
6.500%, 06/15/23 (A)	$210,000	$221,025
BCD Acquisition 9.625%, 09/15/23 (A)	200,000	220,000
Bombardier 8.750%, 12/01/21 (A)	110,000	124,850
7.750%, 03/15/20 (A)	375,000	409,687
4.750%, 04/15/19 (A)	185,000	188,931
Builders FirstSource 10.750%, 08/15/23 (A)	180,000	207,450
Century Communities 6.875%, 05/15/22	170,000	178,925
Clean Harbors 5.250%, 08/01/20	225,000	228,094
Cleaver-Brooks 8.750%, 12/15/19 (A)	230,000	236,900
CNH Industrial Capital 4.375%, 11/06/20	400,000	419,000
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	215,000	220,644
CPG Merger 8.000%, 10/01/21 (A)	215,000	224,137
DAE Funding 4.500%, 08/01/22 (A)	95,000	96,663
EnPro Industries 5.875%, 09/15/22 (A)	315,000	328,781
Gates Global 6.000%, 07/15/22 (A)	205,000	209,356
GFL Environmental 9.875%, 02/01/21 (A)	335,000	362,637
Gibraltar Industries 6.250%, 02/01/21	240,000	248,100
Great Lakes Dredge & Dock 8.000%, 05/15/22 (A)	135,000	138,037
H&E Equipment Services 7.000%, 09/01/22	305,000	315,675
Hertz 6.750%, 04/15/19	137,000	137,000
IHO Verwaltungs 4.125%, cash/4.875% PIK, 09/15/21 (A)	200,000	204,000
JB Poindexter 9.000%, 04/01/22 (A)	230,000	241,213
Kratos Defense & Security Solutions 7.000%, 05/15/19	130,000	132,600
MasTec 4.875%, 03/15/23	55,000	55,000
Meccanica Holdings USA 6.250%, 07/15/19 (A)	140,000	150,150
Meritor 6.750%, 06/15/21	265,000	273,825
Moog 5.250%, 12/01/22 (A)	125,000	130,469

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

PRODUCER DURABLES — continued
Navistar International 8.250%, 11/01/21	$175,000	$176,422
Neovia Logistics Services 8.875%, 08/01/20 (A)	225,000	186,188
Ply Gem Industries 6.500%, 02/01/22	180,000	188,550
Shape Technologies Group 7.625%, 02/01/20 (A)	235,000	243,225
StandardAero Aviation Holdings 10.000%, 07/15/23 (A)	155,000	171,663
TI Group Automotive Systems 8.750%, 07/15/23 (A)	210,000	222,075
Titan International 6.875%, 10/01/20	305,000	316,056
United Continental Holdings 6.375%, 06/01/18	250,000	258,290
6.000%, 12/01/20	320,000	348,000
Welbilt 9.500%, 02/15/24	145,000	168,562
WESCO Distribution 5.375%, 12/15/21	155,000	159,650
Xerium Technologies 9.500%, 08/15/21	340,000	359,550
XPO Logistics 6.500%, 06/15/22 (A)	315,000	327,206
Zachry Holdings 7.500%, 02/01/20 (A)	145,000	150,256
Zekelman Industries 9.875%, 06/15/23 (A)	235,000	266,138

		11,616,065

REAL ESTATE INVESTMENT TRUST — 3.1%
DuPont Fabros Technology 5.875%, 09/15/21	165,000	171,002
GEO Group 5.875%, 01/15/22	200,000	207,750
GLP Capital 4.375%, 11/01/18	110,000	111,650
Iron Mountain 6.000%, 10/01/20 (A)	165,000	170,775
4.375%, 06/01/21 (A)	140,000	145,250
iStar 7.125%, 02/15/18	75,000	76,875
6.500%, 07/01/21	195,000	204,165
6.000%, 04/01/22	55,000	56,925
5.000%, 07/01/19	150,000	151,969
4.875%, 07/01/18	150,000	150,750
MPT Operating Partnership 6.375%, 02/15/22	125,000	129,063
Realogy Group 5.250%, 12/01/21 (A)	225,000	235,687
4.500%, 04/15/19 (A)	190,000	196,175
RHP Hotel Properties 5.000%, 04/15/21	210,000	214,462
Sabra Health Care 5.500%, 02/01/21	225,000	233,607

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

REAL ESTATE INVESTMENT TRUST — continued
Starwood Property Trust 5.000%, 12/15/21	$175,000	$182,438
Uniti Group 6.000%, 04/15/23 (A)	145,000	149,350

		2,787,893

TECHNOLOGY — 7.2%
Alliance Data Systems 6.375%, 04/01/20 (A)	185,000	187,775
Amkor Technology 6.625%, 06/01/21	54,000	55,148
6.375%, 10/01/22	330,000	343,200
Anixter 5.625%, 05/01/19	165,000	173,663
BMC Software 8.125%, 07/15/21 (A)	150,000	155,250
7.250%, 06/01/18	83,000	85,905
CommScope 5.000%, 06/15/21 (A)	250,000	256,250
Dell 5.650%, 04/15/18	100,000	101,875
Dell International 7.125%, 06/15/24 (A)	215,000	239,252
5.875%, 06/15/21 (A)	420,000	440,475
EMC 2.650%, 06/01/20	315,000	310,795
Entegris 6.000%, 04/01/22 (A)	95,000	99,478
First Data 7.000%, 12/01/23 (A)	390,000	420,712
Flex 4.625%, 02/15/20	115,000	121,141
General Cable 5.750%, 10/01/22	275,000	281,875
Harland Clarke Holdings 6.875%, 03/01/20 (A)	90,000	92,588
Infor Software Parent 7.125%, cash/7.875% PIK, 05/01/21 (A)	250,000	258,750
Infor US 5.750%, 08/15/20 (A)	185,000	190,550
j2 Cloud Services 8.000%, 08/01/20	285,000	290,700
Micron Technology 5.875%, 02/15/22	135,000	140,400
Microsemi 9.125%, 04/15/23 (A)	133,000	152,950
NCR 5.875%, 12/15/21	300,000	312,750
NXP BV 4.125%, 06/01/21 (A)	235,000	246,456
3.750%, 06/01/18 (A)	165,000	167,034
TIBCO Software 11.375%, 12/01/21 (A)	290,000	318,637
Unisys 10.750%, 04/15/22 (A)	70,000	77,525

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY — continued
Veritas US 10.500%, 02/01/24 (A)	$195,000	$215,963
Western Digital 10.500%, 04/01/24	225,000	266,344
7.375%, 04/01/23 (A)	180,000	197,550
Zebra Technologies 7.250%, 10/15/22	235,000	250,128

		6,451,119

UTILITIES — 10.4%
AES 7.375%, 07/01/21	130,000	148,525
4.202%, 06/01/19 (B)	279,000	280,222
Calpine 6.000%, 01/15/22 (A)	250,000	257,812
CenturyLink 6.450%, 06/15/21	310,000	334,704
6.150%, 09/15/19	180,000	190,800
5.625%, 04/01/20	145,000	152,612
Cogent Communications Group 5.375%, 03/01/22 (A)	240,000	251,400
Consolidated Communications 6.500%, 10/01/22	195,000	191,100
CSC Holdings 6.750%, 11/15/21	150,000	166,875
Dynegy 6.750%, 11/01/19	435,000	451,041
Frontier Communications 8.875%, 09/15/20	300,000	306,000
8.500%, 04/15/20	155,000	157,713
8.125%, 10/01/18	285,000	297,469
7.125%, 03/15/19	300,000	305,625
Inmarsat Finance 4.875%, 05/15/22 (A)	210,000	214,725
Level 3 Financing 5.375%, 08/15/22	250,000	256,875
LIN Television 5.875%, 11/15/22	115,000	120,606
NRG Energy 7.875%, 05/15/21	283,000	291,490
6.250%, 07/15/22	200,000	209,750
QualityTech 5.875%, 08/01/22	270,000	282,150
SBA Communications 4.875%, 07/15/22	245,000	254,403
SoftBank Group 4.500%, 04/15/20 (A)	505,000	520,781
Sprint 7.250%, 09/15/21	345,000	382,950
Sprint Capital 6.900%, 05/01/19	305,000	324,444
Sprint Communications 11.500%, 11/15/21	60,000	76,950
9.250%, 04/15/22	120,000	148,200
7.000%, 08/15/20 (A)	810,000	884,925
Talen Energy Supply 6.500%, 05/01/18	95,000	96,900

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
4.625%, 07/15/19 (A)	$41,000	$40,488
T-Mobile USA 6.125%, 01/15/22	225,000	235,687
West 4.750%, 07/15/21 (A)	240,000	244,800
Wind Acquisition Finance 7.375%, 04/23/21 (A)	300,000	312,330
4.750%, 07/15/20 (A)	390,000	394,388
Windstream Services 7.750%, 10/15/20	490,000	460,650

		9,245,390

Total Corporate Obligations
(Cost $85,021,369)		85,737,435

Total Investments — 96.0%
(Cost $85,021,369) †		$85,737,435

Percentages are based upon Net Assets of $89,278,129.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2017 was $35,254,604 and represents 39.49% of Net Assets.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
(C)	Security in default on interest payments.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $85,021,369, and the unrealized appreciation and depreciation were $1,282,361 and $(566,295), respectively.

MTN – Medium Term Note

PIK – Payment in Kind

As of July 31, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 95.4%

	Face Amount	Value

CONSUMER DISCRETIONARY — 19.9%
ACCO Brands 5.250%, 12/15/24 (A)	$15,000	$15,600
Ahern Rentals 7.375%, 05/15/23 (A)	35,000	30,975
American Axle & Manufacturing 6.500%, 04/01/27 (A)	10,000	9,875
6.250%, 04/01/25 (A)	5,000	4,981
Ashton Woods USA 6.875%, 02/15/21 (A)	10,000	10,300
6.750%, 08/01/25 (A)	5,000	5,050
AV Homes 6.625%, 05/15/22 (A)	10,000	10,350
Beazer Homes USA 8.750%, 03/15/22	10,000	11,161
6.750%, 03/15/25	5,000	5,269
Brunswick 4.625%, 05/15/21 (A)	10,000	10,213
Cable One 5.750%, 06/15/22 (A)	10,000	10,500
CalAtlantic Group 5.250%, 06/01/26	25,000	26,000
CBS Radio 7.250%, 11/01/24 (A)	10,000	10,537
CCO Holdings 5.875%, 05/01/27 (A)	15,000	16,134
5.500%, 05/01/26 (A)	5,000	5,312
5.375%, 05/01/25 (A)	5,000	5,319
5.125%, 05/01/27 (A)	15,000	15,506
Cedar Fair 5.375%, 04/15/27 (A)	5,000	5,275
Century Communities 5.875%, 07/15/25 (A)	5,000	5,012
Clear Channel Worldwide
Holdings 6.500%, 11/15/22	10,000	10,362
ClubCorp Club Operations 8.250%, 12/15/23 (A)	30,000	33,450
CSC Holdings 10.875%, 10/15/25 (A)	9,000	11,228
10.125%, 01/15/23 (A)	10,000	11,638
5.250%, 06/01/24	32,000	33,232
Diamond Resorts International 7.750%, 09/01/23 (A)	10,000	10,687
DISH DBS 7.750%, 07/01/26	20,000	23,950
5.000%, 03/15/23	10,000	10,372
Flexi-Van Leasing 7.875%, 08/15/18 (A)	5,000	4,925
FTI Consulting 6.000%, 11/15/22	12,000	12,450
Jacobs Entertainment 7.875%, 02/01/24 (A)	15,000	16,275
Meritage Homes 6.000%, 06/01/25	10,000	10,787

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
MGM Resorts International 4.625%, 09/01/26	$15,000	$15,177
New Home 7.250%, 04/01/22 (A)	7,000	7,245
Party City Holdings 6.125%, 08/15/23 (A)	5,000	5,250
Penn National Gaming 5.625%, 01/15/27 (A)	10,000	10,300
Prime Security Services Borrower 9.250%, 05/15/23 (A)	10,000	11,150
Quad 7.000%, 05/01/22	30,000	30,675
Ritchie Bros Auctioneers 5.375%, 01/15/25 (A)	10,000	10,491
rue21 9.000%, 10/15/21 (A) (B)	25,000	125
Salem Media Group 6.750%, 06/01/24 (A)	5,000	5,188
Scientific Games International 10.000%, 12/01/22	5,000	5,575
6.625%, 05/15/21	5,000	5,163
SFR Group 7.375%, 05/01/26 (A)	10,000	10,825
Time 5.750%, 04/15/22 (A)	15,000	15,469
TMS International 7.625%, 10/15/21 (A)	40,000	41,900
Townsquare Media 6.500%, 04/01/23 (A)	35,000	35,263
Univision Communications 5.125%, 02/15/25 (A)	10,000	10,025
William Lyon Homes 7.000%, 08/15/22	15,000	15,525
Wolverine World Wide 5.000%, 09/01/26 (A)	5,000	4,965

		643,036

CONSUMER STAPLES — 2.5%
Carrols Restaurant Group 8.000%, 05/01/22	10,000	10,690
Clearwater Seafoods 6.875%, 05/01/25 (A)	15,000	16,012
Hearthside Group Holdings 6.500%, 05/01/22 (A)	20,000	20,500
Lamb Weston Holdings 4.875%, 11/01/26 (A)	10,000	10,454
Simmons Foods 7.875%, 10/01/21 (A)	10,000	10,663
Spectrum Brands 5.750%, 07/15/25	5,000	5,350
TreeHouse Foods 4.875%, 03/15/22	5,000	5,175

		78,844

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 10.9%
Alta Mesa Holdings 7.875%, 12/15/24 (A)	$20,000	$21,000
American Midstream Partners 8.500%, 12/15/21 (A)	10,000	10,075
Antero Resources 5.000%, 03/01/25	10,000	9,850
Archrock Partners 6.000%, 04/01/21	15,000	14,850
Blue Racer Midstream 6.125%, 11/15/22 (A)	15,000	15,337
California Resources 5.500%, 09/15/21	5,000	2,862
Calumet Specialty Products
Partners 11.500%, 01/15/21 (A)	10,000	11,650
7.625%, 01/15/22	10,000	9,150
Chesapeake Energy 6.625%, 08/15/20	5,000	5,062
Comstock Resources 10.000% cash/12.250% PIK, 03/15/20	5,000	5,025
Continental Resources 4.900%, 06/01/44	5,000	4,275
Crestwood Midstream Partners 6.250%, 04/01/23	10,000	10,188
EP Energy 6.375%, 06/15/23	10,000	6,325
EXCO Resources 8.500%, 04/15/22	5,000	2,850
Exterran Energy Solutions 8.125%, 05/01/25 (A)	5,000	5,225
Genesis Energy 6.750%, 08/01/22	5,000	5,075
Gulfport Energy 6.000%, 10/15/24 (A)	5,000	4,937
Legacy Reserves 6.625%, 12/01/21	5,000	3,150
Martin Midstream Partners 7.250%, 02/15/21	10,000	10,200
Newfield Exploration 5.625%, 07/01/24	5,000	5,244
NGL Energy Partners 7.500%, 11/01/23 (A)	10,000	9,650
Noble Holding International 7.200%, 04/01/25	10,000	7,712
Oasis Petroleum 6.875%, 03/15/22	10,000	9,900
6.500%, 11/01/21	5,000	4,937
PBF Holding 7.250%, 06/15/25 (A)	5,000	4,900
Pioneer Energy Services 6.125%, 03/15/22	15,000	12,075
Precision Drilling 6.625%, 11/15/20	5,979	5,920
QEP Resources 6.875%, 03/01/21	5,000	5,238

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
5.250%, 05/01/23	$10,000	$9,722
Range Resources 5.750%, 06/01/21 (A)	10,000	10,263
Resolute Energy 8.500%, 05/01/20	15,000	15,150
Rex Energy 1.000%, 10/01/20	30,000	16,500
Sanchez Energy 6.125%, 01/15/23	10,000	8,150
SESI 7.125%, 12/15/21	5,000	5,031
6.375%, 05/01/19	5,000	4,988
SM Energy 6.500%, 11/15/21	10,000	9,950
Southwestern Energy 6.700%, 01/23/25	15,000	14,770
4.100%, 03/15/22	5,000	4,663
Summit Midstream Holdings 5.500%, 08/15/22	5,000	5,025
Tallgrass Energy Partners 5.500%, 09/15/24 (A)	5,000	5,119
Transocean 9.000%, 07/15/23 (A)	10,000	10,450
Ultra Resources 6.875%, 04/15/22 (A)	5,000	5,150
Weatherford International 8.250%, 06/15/23	5,000	5,075

		352,668

FINANCIAL SERVICES — 7.0%
Alliant Holdings Intermediate 8.250%, 08/01/23 (A)	5,000	5,337
Ally Financial 8.000%, 11/01/31	10,000	12,412
CIT Group 5.375%, 05/15/20	15,000	16,200
FirstCash 5.375%, 06/01/24 (A)	10,000	10,525
Hub Holdings 8.125% cash/8.875% PIK, 07/15/19 (A)	10,000	10,000
HUB International 7.875%, 10/01/21 (A)	15,000	15,675
Icahn Enterprises 6.750%, 02/01/24	5,000	5,250
5.875%, 02/01/22	15,000	15,419
Liberty Mutual Group 7.800%, 03/15/37 (A)	10,000	12,550
MSCI 4.750%, 08/01/26 (A)	20,000	20,750
Nationstar Mortgage 6.500%, 07/01/21	10,000	10,250
Navient 7.250%, 09/25/23	5,000	5,470
6.625%, 07/26/21	5,000	5,363
6.125%, 03/25/24	5,000	5,188

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIAL SERVICES — continued
5.875%, 03/25/21	$10,000	$10,556
NewStar Financial 7.250%, 05/01/20	10,000	10,250
NFP 6.875%, 07/15/25 (A)	5,000	5,087
OneMain Financial Holdings 7.250%, 12/15/21 (A)	10,000	10,525
Quicken Loans 5.750%, 05/01/25 (A)	20,000	20,975
Solera 10.500%, 03/01/24 (A)	10,000	11,500
Springleaf Finance 8.250%, 12/15/20	5,000	5,613

		224,895

HEALTH CARE — 0.3%
Valeant Pharmaceuticals International
7.000%, 03/15/24 (A)	10,000	10,650

HEALTH CARE — 9.8%
BioScrip 8.875%, 02/15/21	5,000	4,500
CHS 8.000%, 11/15/19	10,000	10,012
7.125%, 07/15/20	5,000	4,819
6.875%, 02/01/22	15,000	12,862
DJO Finance 10.750%, 04/15/20	15,000	12,900
Envision Healthcare 6.250%, 12/01/24 (A)	5,000	5,388
HCA 7.500%, 02/15/22	10,000	11,550
5.875%, 02/15/26	10,000	10,900
5.500%, 06/15/47	5,000	5,238
5.375%, 02/01/25	10,000	10,650
5.250%, 06/15/26	5,000	5,413
5.000%, 03/15/24	5,000	5,307
Hill-Rom Holdings 5.750%, 09/01/23 (A)	15,000	15,825
Kindred Healthcare 8.750%, 01/15/23	25,000	24,906
Kinetic Concepts 12.500%, 11/01/21 (A)	5,000	5,612
Mallinckrodt International Finance
5.500%, 04/15/25 (A)	5,000	4,625
Patheon Holdings I BV 7.500%, 02/01/22 (A)	30,000	31,800
Select Medical 6.375%, 06/01/21	12,000	12,360
Surgery Center Holdings 6.750%, 07/01/25 (A)	5,000	5,137
Tenet Healthcare 8.125%, 04/01/22	10,000	10,760
7.500%, 01/01/22 (A)	10,000	10,800

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
4.625%, 07/15/24 (A)	$10,000	$9,950
Universal Hospital Services 7.625%, 08/15/20	25,000	25,437
Valeant Pharmaceuticals International
7.500%, 07/15/21 (A)	15,000	14,588
7.000%, 10/01/20 (A)	5,000	4,938
6.375%, 10/15/20 (A)	10,000	9,725
6.125%, 04/15/25 (A)	15,000	12,769
Vizient 10.375%, 03/01/24 (A)	15,000	17,344

		316,115

MATERIALS & PROCESSING — 9.5%
A Schulman 6.875%, 06/01/23	15,000	15,675
Aleris International 9.500%, 04/01/21 (A)	5,000	5,275
7.875%, 11/01/20	5,000	4,834
Allegheny Technologies 7.875%, 08/15/23	20,000	21,000
ArcelorMittal 7.500%, 10/15/39	10,000	11,800
Aruba Investments 8.750%, 02/15/23 (A)	15,000	15,375
Barminco Finance 6.625%, 05/15/22 (A)	5,000	4,900
BlueScope Steel Finance 6.500%, 05/15/21 (A)	5,000	5,275
Freeport-McMoRan 5.450%, 03/15/43	10,000	9,200
4.550%, 11/14/24	15,000	14,662
Hecla Mining 6.875%, 05/01/21	15,000	15,487
Hexion 6.625%, 04/15/20	5,000	4,694
IAMGOLD 7.000%, 04/15/25 (A)	5,000	5,172
Joseph T Ryerson & Son 11.000%, 05/15/22 (A)	5,000	5,713
Kraton Polymers 10.500%, 04/15/23 (A)	5,000	5,812
Neenah Paper 5.250%, 05/15/21 (A)	25,000	25,375
Nufarm Australia 6.375%, 10/15/19 (A)	5,000	5,125
Owens-Brockway Glass Container
6.375%, 08/15/25 (A)	10,000	11,275
Platform Specialty Products 6.500%, 02/01/22 (A)	5,000	5,187
Prince Mineral Holding 11.500%, 12/15/19 (A)	15,000	15,504
Rain CII Carbon 7.250%, 04/01/25 (A)	15,000	15,600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS & PROCESSING — continued
Rayonier AM Products 5.500%, 06/01/24 (A)	$3,000	$2,963
Reynolds Group Issuer 5.750%, 10/15/20	15,000	15,338
Sealed Air 6.875%, 07/15/33 (A)	15,000	17,381
6.500%, 12/01/20 (A)	10,000	11,150
Teck Resources 6.250%, 07/15/41	10,000	10,863
Tronox Finance 7.500%, 03/15/22 (A)	10,000	10,475
US Concrete 6.375%, 06/01/24	10,000	10,675
Venator Finance Sarl 5.750%, 07/15/25 (A)	5,000	5,138

		306,923

PRODUCER DURABLES — 17.2%
AECOM 5.125%, 03/15/27	25,000	25,187
Airxcel 8.500%, 02/15/22 (A)	10,000	10,600
APX Group 8.750%, 12/01/20	5,000	5,137
Ardagh Packaging Finance 7.250%, 05/15/24 (A)	10,000	11,037
ATS Automation Tooling Systems
6.500%, 06/15/23 (A)	20,000	21,050
BCD Acquisition 9.625%, 09/15/23 (A)	10,000	11,000
Bombardier 7.750%, 03/15/20 (A)	10,000	10,925
7.500%, 03/15/25 (A)	10,000	10,588
Brand Energy & Infrastructure Services
8.500%, 07/15/25 (A)	10,000	10,650
Century Communities 6.875%, 05/15/22	30,000	31,575
Cleaver-Brooks 8.750%, 12/15/19 (A)	15,000	15,450
Cloud Crane 10.125%, 08/01/24 (A)	10,000	11,250
CPG Merger 8.000%, 10/01/21 (A)	25,000	26,063
EnPro Industries 5.875%, 09/15/22	20,000	20,875
Gates Global 6.000%, 07/15/22 (A)	25,000	25,531
GFL Environmental 5.625%, 05/01/22 (A)	5,000	5,163
Great Lakes Dredge & Dock 8.000%, 05/15/22 (A)	5,000	5,113
International Wire Group 10.750%, 08/01/21 (A)	10,000	8,775

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

PRODUCER DURABLES — continued
Kratos Defense & Security Solutions 7.000%, 05/15/19	$10,000	$10,200
MasTec 4.875%, 03/15/23	30,000	30,000
Meritor 6.750%, 06/15/21	15,000	15,499
6.250%, 02/15/24	5,000	5,275
Moog 5.250%, 12/01/22 (A)	15,000	15,656
Navistar International 8.250%, 11/01/21	30,000	30,244
NCI Building Systems 8.250%, 01/15/23 (A)	15,000	16,200
Park-Ohio Industries 6.625%, 04/15/27 (A)	11,000	11,639
Shape Technologies Group 7.625%, 02/01/20 (A)	20,000	20,700
StandardAero Aviation Holdings 10.000%, 07/15/23 (A)	15,000	16,613
TI Group Automotive Systems 8.750%, 07/15/23 (A)	15,000	15,862
Tutor Perini 6.875%, 05/01/25 (A)	10,000	10,750
Welbilt 9.500%, 02/15/24	10,000	11,625
Xerium Technologies 9.500%, 08/15/21	25,000	26,438
XPO CNW 6.700%, 05/01/34	10,000	9,775
XPO Logistics 6.500%, 06/15/22 (A)	25,000	25,969
Zachry Holdings 7.500%, 02/01/20 (A)	5,000	5,181
Zekelman Industries 9.875%, 06/15/23 (A)	12,000	13,590

		557,185

REAL ESTATE INVESTMENT TRUST — 1.9%
CTR Partnership 5.250%, 06/01/25	10,000	10,263
DuPont Fabros Technology 5.625%, 06/15/23	10,000	10,678
ESH Hospitality 5.250%, 05/01/25 (A)	15,000	15,675
GLP Capital 5.375%, 04/15/26	5,000	5,450
Kennedy-Wilson 5.875%, 04/01/24	20,000	20,550

		62,616

TECHNOLOGY — 9.9%
Advanced Micro Devices 7.000%, 07/01/24	10,000	10,725
BMC Software 7.250%, 06/01/18	3,000	3,105

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TECHNOLOGY — continued
BMC Software Finance 8.125%, 07/15/21 (A)	$20,000	$20,700
Change Healthcare Holdings 5.750%, 03/01/25 (A)	5,000	5,169
CURO Financial Technologies 12.000%, 03/01/22 (A)	5,000	5,287
Dell 6.500%, 04/15/38	10,000	10,050
Dell International 7.125%, 06/15/24 (A)	15,000	16,692
General Cable 5.750%, 10/01/22	25,000	25,625
Genesys Telecommunications Laboratories
10.000%, 11/30/24 (A)	12,000	13,620
GTT Communications 7.875%, 12/31/24	3,000	3,225
Harland Clarke Holdings 9.250%, 03/01/21 (A)	5,000	4,913
8.375%, 08/15/22 (A)	5,000	5,350
Infor Software Parent 7.125% cash/7.875% PIK, 05/01/21 (A)	10,000	10,350
Infor US 6.500%, 05/15/22	5,000	5,206
j2 Cloud Services 8.000%, 08/01/20	10,000	10,200
Leidos 5.500%, 07/01/33	10,000	9,600
Match Group 6.375%, 06/01/24	5,000	5,444
Micron Technology 5.500%, 02/01/25	2,000	2,122
Microsemi 9.125%, 04/15/23 (A)	6,000	6,900
Open Text 5.875%, 06/01/26 (A)	20,000	21,650
Qorvo 7.000%, 12/01/25	20,000	22,750
Rackspace Hosting 8.625%, 11/15/24 (A)	15,000	16,200
RP Crown Parent 7.375%, 10/15/24 (A)	5,000	5,225
Sensata Technologies UK Financing
6.250%, 02/15/26 (A)	5,000	5,450
TIBCO Software 11.375%, 12/01/21 (A)	15,000	16,481
Western Digital 10.500%, 04/01/24	15,000	17,756
WEX 4.750%, 02/01/23 (A)	30,000	30,225
Zebra Technologies 7.250%, 10/15/22	10,000	10,644

		320,664

CORPORATE OBLIGATIONS — continued

	Face Amount/ Shares	Value

UTILITIES — 6.5%
Block Communications 6.875%, 02/15/25 (A)	$10,000	$10,775
Calpine 5.500%, 02/01/24	10,000	9,387
Cincinnati Bell 7.000%, 07/15/24 (A)	5,000	5,063
CSC Holdings 6.750%, 11/15/21	5,000	5,562
Dynegy 8.000%, 01/15/25 (A)	5,000	4,950
7.625%, 11/01/24	5,000	4,931
6.750%, 11/01/19	5,000	5,184
Frontier Communications 10.500%, 09/15/22	10,000	9,400
Inmarsat Finance 6.500%, 10/01/24 (A)	5,000	5,400
4.875%, 05/15/22 (A)	10,000	10,225
Level 3 Financing 5.250%, 03/15/26	10,000	10,625
NRG Energy 7.875%, 05/15/21	5,000	5,150
7.250%, 05/15/26	5,000	5,288
6.625%, 01/15/27	5,000	5,138
Sprint 7.625%, 02/15/25	5,000	5,638
7.125%, 06/15/24	30,000	32,887
Sprint Capital 8.750%, 03/15/32	20,000	24,800
T-Mobile USA 6.500%, 01/15/26	25,000	27,813
Videotron 5.125%, 04/15/27 (A)	5,000	5,150
Zayo Group 5.750%, 01/15/27 (A)	15,000	15,900

		209,266

Total Corporate Obligations (Cost $2,990,336)		3,082,862

COMMON STOCK — 1.7%
ENERGY — 1.2%
Approach Resources *	5,520	17,278
Bonanza Creek Energy *	349	10,135
Comstock Resources *	221	1,567
Energy XXI Gulf Coast *	192	3,800
EXCO Resources *	214	421
Halcon Resources *	321	2,106
Light Tower Rentals *	5	1,775
SandRidge Energy *	108	2,085

		39,167

MATERIALS & PROCESSING — 0.3%
United States Steel	400	9,396

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares/ Number of Warrants	Value

PRODUCER DURABLES — 0.2%
Meritor *	365	$6,307

Total Common Stock (Cost $87,759)		54,870

WARRANTS — 0.0%
Comstock Resources, Expires 06/15/20*	28	198
Halcon Resources, Expires 09/09/20*	87	61

Total Warrants (Cost $–)		259

Total Investments — 97.1% (Cost $3,078,095) †		$3,137,991

Percentages are based upon Net Assets of $3,232,151.

*	Non-income producing security.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2017 was $1,646,198 and represents 50.93% of Net Assets.
(B)	Security in default on interest payments.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $3,078,095, and the unrealized appreciation and depreciation were $141,746 and $(81,850), respectively.

MTN – Medium Term Note

PIK – Payment in Kind

The following is a summary of the inputs used as of July 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,082,862	$—	$3,082,862
Common Stock	54,870	—	—	54,870
Warrants	61	198	—	259

Total Investments in Securities	$54,931	$3,083,060	$—	$3,137,991

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-017-0600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS CONVERTIBLE BONDS — 86.6%

	Face Amount(1)	Value

BELGIUM — 1.9%
Nyrstar 4.250%, 09/25/18	EUR 400,000	$481,805

CANADA — 1.9%
Silver Standard Resources 2.875%, 02/01/33	500,000	488,438

CHINA — 9.6%
Cahaya Capital 0.836%, 09/18/21 (A)	200,000	195,400
Cosmos Boom Investment 0.500%, 06/23/20	1,000,000	983,750
Ctrip.com International 1.990%, 07/01/25 (B)	1,000,000	1,297,500

		2,476,650

HONG KONG — 3.2%
China Overseas Finance Investment Cayman V
0.000%, 01/05/23 (A)	800,000	839,000

INDIA — 0.8%
Larsen & Toubro 0.675%, 10/22/19	200,000	205,300

JAPAN — 3.4%
Shizuoka Bank 1.920%, 04/25/18 (A)	900,000	884,250

JERSEY — 0.9%
Ensco Jersey Finance 3.000%, 01/31/24 (B) (C)	300,000	237,375

LUXEMBOURG — 1.3%
FF Group Finance Luxembourg 1.750%, 07/03/19	EUR 300,000	346,260

MEXICO — 2.1%
America Movil BV 5.500%, 09/17/18	EUR 500,000	550,465

NETHERLANDS — 1.8%
NXP Semiconductors 1.000%, 12/01/19	400,000	479,000

CONVERTIBLE BONDS — continued

	Face Amount(1)	Value

NORWAY — 0.5%
Ship Finance International
3.250%, 02/01/18	120,000	$127,050

SINGAPORE — 2.1%
CapitaLand
1.850%, 06/19/20	SGD 750,000	550,539

SOUTH AFRICA — 1.9%
Brait 2.750%, 09/18/20	GBP 400,000	488,178

SOUTH KOREA — 0.7%
Hyundai Heavy Industries
0.765%, 06/29/20 (A)	200,000	194,260

SPAIN — 1.4%
Sacyr 4.000%, 05/08/19	EUR 300,000	353,363

SWEDEN — 1.0%
SAS 3.625%, 04/01/19	SEK 2,000,000	249,251

UNITED ARAB EMIRATES — 1.6%
Aabar Investments PJSC MTN 0.500%, 03/27/20	EUR 400,000	417,643

UNITED KINGDOM — 7.8%
Balfour Beatty Finance No.2 1.875%, 12/03/18	GBP 300,000	393,406
Carillion Finance Jersey 2.500%, 12/19/19	GBP 300,000	261,241
Helical Bar Jersey 4.000%, 06/17/19	GBP 200,000	262,033
Market Tech Holdings 2.000%, 03/31/20	GBP 200,000	277,074
PT Jersey 0.500%, 11/19/19	EUR 200,000	293,108
St. Modwen Properties Securities Jersey
2.875%, 03/06/19	GBP 400,000	523,802

		2,010,664

UNITED STATES — 42.7%
AmTrust Financial Services 2.750%, 12/15/44 (B)	150,000	117,187
Ares Capital 4.750%, 01/15/18	100,000	101,000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JULY 31, 2017 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount(1)	Value

Brookdale Senior Living 2.750%, 06/15/18	250,000	$248,750
CalAtlantic Group 0.250%, 06/01/19	100,000	95,625
Chart Industries 2.000%, 08/01/18	100,000	99,125
Ciena 3.750%, 10/15/18 (B) (C)	200,000	275,000
Citrix Systems 0.500%, 04/15/19 (B)	200,000	237,875
Cornerstone OnDemand 1.500%, 07/01/18	100,000	101,750
Cowen Group 3.000%, 03/15/19	100,000	102,062
CSG Systems International 4.250%, 03/15/36 (B)	50,000	54,250
Dermira 3.000%, 05/15/22 (C)	500,000	545,625
Encore Capital Group 3.250%, 03/15/22 (B) (C)	200,000	215,375
EZCORP 2.125%, 06/15/19	320,000	310,560
FireEye 1.000%, 06/01/35	500,000	471,250
Fluidigm 2.750%, 02/01/34 (B)	150,000	84,375
Gogo 3.750%, 03/01/20	300,000	276,562
Hologic 0.000%, 12/15/43 (A) (B)	100,000	124,937
IAS Operating Partnership 5.000%, 03/15/18 (C)	150,000	151,688
Insulet 2.000%, 06/15/19 (B)	150,000	179,438
InterDigital 1.500%, 03/01/20	550,000	644,875
Invacare 4.500%, 06/01/22 (C)	500,000	599,375
Medicines 2.750%, 07/15/23 (B)	600,000	638,625
Navistar International 4.500%, 10/15/18	300,000	301,875
Old Republic International 3.750%, 03/15/18 (B)	150,000	190,219
PDL BioPharma 4.000%, 02/01/18	70,000	69,825
2.750%, 12/01/21	175,000	151,813
PennyMac 5.375%, 05/01/20	500,000	497,500
PROS Holdings 2.000%, 06/01/47 (C)	500,000	457,500

CONVERTIBLE BONDS — continued

	Face Amount(1)/ Shares	Value

Redwood Trust 4.625%, 04/15/18	400,000	$404,500
Resource Capital 6.000%, 12/01/18	400,000	404,250
Restoration Hardware Holdings 6.853%, 06/15/19 (A) (C)	300,000	266,625
RWT Holdings 5.625%, 11/15/19	150,000	157,313
salesforce.com 0.250%, 04/01/18 (B)	150,000	207,281
SolarCity 2.750%, 11/01/18	100,000	99,000
1.625%, 11/01/19	500,000	470,000
Spectrum Pharmaceuticals 2.750%, 12/15/18 (B)	100,000	104,750
Spirit Realty Capital 2.875%, 05/15/19	250,000	249,219
Starwood Property Trust 3.750%, 10/15/17	150,000	150,469
SunPower 0.750%, 06/01/18	150,000	145,500
Synchronoss Technologies 0.750%, 08/15/19	200,000	189,125
Team 5.000%, 08/01/23 (C)	200,000	198,500
Titan Machinery 3.750%, 05/01/19	100,000	97,250
Toll Brothers Finance 0.500%, 09/15/32	50,000	49,906
Twitter 0.250%, 09/15/19	240,000	226,800
VEREIT 3.000%, 08/01/18	300,000	301,312

		11,065,841

Total Convertible Bonds (Cost $21,986,721)		22,445,332

COMMON STOCK — 0.3%
ISRAEL — 0.1%
Teva Pharmaceutical Industries ADR (B)	1,285	41,338

UNITED STATES — 0.2%
Nabors Industries	5,400	41,634

Total Common Stock (Cost $84,335)		82,972

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JULY 31, 2017 (Unaudited)

SHORT-TERM INVESTMENT — 8.1%

	Shares/ Face Amount	Value

SEI Daily Income Trust, Government Fund, Cl F, 0.790% (D) (Cost $2,097,733)	2,097,733	$2,097,733

Total Investments — 95.0% (Cost $24,168,789) †		$24,626,037

SCHEDULE OF SECURITIES SOLD SHORT CONVERTIBLE BONDS — (2.4)%
ISRAEL — (0.9)%
Teva Pharmaceutical Finance 0.250%, 02/01/26	$(205,000)	(219,350)

UNITED STATES — (1.5)%
Nabors Industries 0.750%, 01/15/24 (C)	(500,000)	(393,438)

Total Convertible Bonds (Proceeds $616,978)		(612,788)

COMMON STOCK — (14.7)%
CHINA — (3.0)%
Ctrip.com International ADR *	(12,900)	(770,517)

NORWAY — (0.2)%
Ship Finance International	(4,380)	(59,568)

UNITED KINGDOM — (1.0)%
Ensco, Cl A	(16,450)	(87,021)
Playtech	(14,500)	(183,756)

		(270,777)

UNITED STATES — (10.5)%
AmTrust Financial Services	(1,625)	(26,000)
Ciena *	(7,900)	(203,425)
Citrix Systems *	(1,950)	(154,011)
Cornerstone OnDemand *	(400)	(16,124)
Cowen Group, Cl A *	(1,550)	(24,800)
CSG Systems International	(450)	(18,608)
Dermira *	(9,900)	(272,547)
Encore Capital Group *	(4,000)	(160,400)
Fluidigm *	(2,150)	(8,084)
Hologic *	(1,150)	(50,841)
Insulet *	(1,895)	(95,337)
InterDigital	(5,500)	(400,675)
Invacare	(22,750)	(356,038)
Medicines *	(8,200)	(315,290)

COMMON STOCK — continued

	Shares/ Contracts	Value

Old Republic International	(8,820)	$(173,048)
PDL BioPharma *	(28,600)	(64,922)
PROS Holdings *	(3,000)	(86,490)
Redwood Trust	(950)	(16,406)
salesforce.com *	(2,570)	(233,356)
Spectrum Pharmaceuticals *	(2,800)	(20,888)
Tesla *	(50)	(16,174)

		(2,713,464)

Total Common Stock (Proceeds $3,685,702)		(3,814,326)

Total Securities Sold Short — (17.1)%

(Proceeds $4,302,680) ††		$(4,427,114)

PURCHASED OPTIONS — 0.8%
UNITED STATES — 0.8%
CBOE Volatility Index, Call Option, Expires 10/21/17, Strike Price $18.00*	500	50,000
CBOE Volatility Index, Call
Option, Expires 12/16/17,
Strike Price $16.00*	300	50,100
iShares MSCI Emerging Markets
ETF, Put Option, Expires 10/21/17, Strike Price $37.00*	50	650
PowerShares QQQ Trust Series 1, Put Option, Expires 11/18/17,
Strike Price $130.00*	500	80,000
S&P 500 Index, Put Option,
Expires 11/18/17,
Strike Price $2,275.00*	15	19,950

Total Purchased Options (Cost $255,570)		$200,700

WRITTEN OPTIONS — (0.2)%
UNITED STATES — (0.2)%
CBOE Volatility Index, Call
Option, Expires 10/21/17,
Strike Price $25.00*	(500)	(23,500)
PowerShares QQQ Trust Series 1, Put Option, Expires 11/18/17, Strike Price $115.00*	(500)	(23,500)

Total Written Options (Premiums Received $58,500)		$(47,000)

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JULY 31, 2017 (Unaudited)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver		Currency to Receive	Unrealized Appreciation (Depreciation)
US Bank	8/31/17	EUR	1,915,500	USD	2,238,204	$(33,454)
US Bank	8/31/17	GBP	1,688,000	USD	2,210,976	(18,714)
US Bank	8/31/17	HKD	2,025,000	USD	259,549	45
US Bank	8/31/17	SEK	2,045,000	USD	249,017	(4,760)
US Bank	8/31/17	SGD	748,500	USD	550,408	(2,186)

						$(59,069)

Percentages are based upon Net Assets of $25,929,749.

(1)	In U.S. Dollars unless otherwise indicated.
*	Non-income producing security.
(A)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(B)	All or portion of the shares have been committed as collateral for open short positions
(C)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2017 was $2,553,625 and represents 9.85% of Net Assets.
(D)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $24,168,789, and the unrealized appreciation and depreciation were $723,627 and $(266,379), respectively.
††	At July 31, 2017, the tax proceeds of the Fund’s securities sold short was $4,302,680, and the unrealized appreciation and depreciation were $168,823 and $(293,257), respectively.

ADR – American Depositary Receipt

Cl – Class

CBOE – Chicago Board Options Exchange

EUR – Euro Currency

GBP – British Pound

HKD – Hong Kong Dollar

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

PJSC – Private Joint Stock Company

S&P – Standard & Poor’s

SGD – Singapore Dollar

SEK – Swedish Krona

USD – United States Dollar

The following is a summary of the inputs used as of July 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$22,445,332	$—	$22,445,332
Short-Term Investment	2,097,733	—	—	2,097,733
Common Stock	82,972	—	—	82,972

Total Investments in Securities	$2,180,705	$22,445,332	$—	$24,626,037

Securities Sold Short	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$(612,788)	$—	$(612,788)
Common Stock	(3,814,326)	—	—	(3,814,326)

Total Securities Sold Short	$(3,814,326)	$(612,788)	$—	$(4,427,114)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$200,700	$—	$—	$200,700
Written Options	(47,000)	—	—	(47,000)
Forwards Contracts*
Appreciation	—	45	—	45
Depreciation	—	(59,114)	—	(59,114)

Total Other Financial Instruments	$153,700	$(59,069)	$—	$94,631

* Forward contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

Amounts designated as “—“ are 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-019-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS CONVERTIBLE BONDS — 94.0%

	Face Amount(1)		Value

AUSTRIA — 1.9%
BUWOG 0.000%, 09/09/21 (A)	EUR	100,000	$127,968

CHINA — 8.0%
Baosteel Hong Kong Investment 0.000%, 12/01/18 (A)		200,000	207,400
Crotona Asset 4.000%, 04/14/19		200,000	216,650
Ctrip.com International 1.000%, 07/01/20		100,000	122,063

			546,113

FRANCE — 9.5%
Airbus MTN 0.000%, 06/14/21 (A)	EUR	100,000	135,178
Cie Generale des Etablissements Michelin
0.076%, 01/10/22 (A)		200,000	207,599
Suez 0.000%, 02/27/20 (A)	EUR	128,590	162,417
Technip 0.875%, 01/25/21	EUR	100,000	139,120

			644,314

GERMANY — 4.5%
Fresenius Medical Care & KGaA 1.125%, 01/31/20	EUR	100,000	143,299
SAF-Holland 1.000%, 09/12/20	EUR	100,000	159,220

			302,519

HONG KONG — 3.2%
Bagan Capital 0.000%, 09/23/21 (A)		200,000	218,300

HUNGARY — 2.1%
Magyar Nemzeti Vagyonkezelo 3.375%, 04/02/19	EUR	100,000	141,523

INDIA — 3.0%
Larsen & Toubro 0.675%, 10/22/19		200,000	205,300

ISRAEL — 1.4%
Nice Systems 1.250%, 01/15/24 (B)		90,000	96,694

ITALY — 2.1%
Prysmian 1.250%, 03/08/18	EUR	100,000	145,607

CONVERTIBLE BONDS — continued

	Face Amount(1)		Value

JAPAN — 7.8%
Kansai Paint 0.000%, 06/17/19 (A)	JPY	10,000,000	$98,735
Nipro 0.000%, 01/29/21 (A)	JPY	10,000,000	106,195
Sony 0.000%, 09/30/22 (A)	JPY	10,000,000	105,946
Suzuki Motor 0.000%, 03/31/21 (A)	JPY	10,000,000	120,118
Teijin 0.000%, 12/12/18 (A)	JPY	10,000,000	103,021

			534,015

LUXEMBOURG — 2.0%
Citigroup Global Markets Funding Luxembourg MTN
0.500%, 08/04/23	EUR	100,000	134,444

NETHERLANDS — 3.5%
QIAGEN 0.375%, 03/19/19		200,000	240,375

PHILIPPINES — 3.2%
AYC Finance 0.500%, 05/02/19		200,000	219,750

SOUTH AFRICA — 1.7%
Steinhoff Finance Holdings GmbH 1.250%, 08/11/22	EUR	100,000	117,669

UNITED KINGDOM — 2.2%
PT Jersey 0.500%, 11/19/19	EUR	100,000	146,554

UNITED STATES — 37.9%
Allscripts Healthcare Solutions 1.250%, 07/01/20		130,000	130,488
BioMarin Pharmaceutical 1.500%, 10/15/20		100,000	117,875
CalAtlantic Group 1.625%, 05/15/18		40,000	46,750
Cowen Group 3.000%, 03/15/19		100,000	102,063
DexCom 0.750%, 05/15/22 (B)		25,000	24,656
DISH Network 3.375%, 08/15/26 (B)		185,000	229,862
Electronics For Imaging 0.750%, 09/01/19		160,000	172,600
Greenbrier 2.875%, 02/01/24 (B)		65,000	70,241
Hologic 0.000%, 12/15/43 (A)		95,000	118,691

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JULY 31, 2017 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount(1)		Value
Kaman 3.250%, 05/01/24 (B)		60,000	$62,400
LendingTree 0.625%, 06/01/22 (B)		85,000	106,834
Liberty Interactive 1.750%, 09/30/46 (B)		100,000	123,625
Liberty Media -Liberty Formula
One 1.000%, 01/30/23 (B)		80,000	90,400
Medicines 2.500%, 01/15/22		90,000	117,731
Nevro 1.750%, 06/01/21		20,000	23,113
Pacira Pharmaceuticals 2.375%, 04/01/22 (B)		35,000	35,153
Priceline Group 0.900%, 09/15/21		65,000	77,391
RPM International 2.250%, 12/15/20		80,000	92,650
ServiceNow 0.000%, 06/01/22 (A) (B)		100,000	104,250
Silicon Laboratories 1.375%, 03/01/22 (B)		80,000	86,200
Square 0.375%, 03/01/22 (B)		65,000	86,369
Starwood Property Trust 4.550%, 03/01/18		120,000	128,400
Teladoc 3.000%, 12/15/22 (B)		65,000	68,575
Vector Group 1.750%, 04/15/20 (C)		115,000	128,081
WebMD Health 2.500%, 01/31/18		55,000	58,300
Wright Medical Group 2.000%, 02/15/20		165,000	179,952

			2,582,650

Total Convertible Bonds (Cost $6,108,767)			6,403,795

SOVEREIGN DEBT — 1.8%
PORTUGAL — 1.8%
Parpublica - Participacoes Publicas
SGPS MTN 5.250%, 09/28/17
(Cost $112,356)	EUR	100,000	119,315

SHORT-TERM INVESTMENT — 4.8%

	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 0.790% (D) (Cost $324,992)	324,992	$324,992

Total Investments — 100.6% (Cost $6,546,115) †		$6,848,102

Percentages are based upon Net Assets of $6,808,767.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Zero coupon security.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2017 was $1,185,259 and represents 17.41% of Net Assets.
(C)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
(D)	The rate reported is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $6,546,115, and the unrealized appreciation and depreciation were $333,170 and $(31,183), respectively.

Cl — Class

EUR — Euro

JPY — Japanese Yen

MTN —Medium Term Note

The following is a summary of the inputs used as of July 31, 2017 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$6,403,795	$—	$6,403,795
Sovereign Debt	—	119,315	—	119,315
Short-Term Investment	324,992	—	—	324,992

Total Investments in Securities	$324,992	$6,523,110	$—	$6,848,102

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-020-0500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017